                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-01519

                       STATE FARM ASSOCIATES' FUNDS TRUST
               (Exact name of registrant as specified in charter)

                              One State Farm Plaza
                           Bloomington, IL 61710-0001
               (Address of principal executive offices) (Zip code)

          Michael L. Tipsord            Alan Goldberg
          One State Farm Plaza          Bell, Boyd & Lloyd LLC
          Bloomington, Illinois 61710   Three First National Plaza
                                        70 West Madison St., Suite 3300
                                        Chicago, Illinois 60602

                   (Names and addresses of agents for service)

       Registrant's telephone number, including area code: 1-800-447-0740

                       Date of fiscal year end: 11/30/2003

                       Date of reporting period: 5/31/2003

ITEM 1. REPORTS TO STOCKHOLDERS.

                             STATE FARM ASSOCIATES'
                                  FUNDS TRUST

                               SEMI-ANNUAL REPORT

                               ------------------------------
                               May 31,2003

                               State Farm Growth Fund

                               State Farm Balanced Fund

                               State Farm Interim Fund

                               State Farm Municipal Bond Fund

                               Semi-Annual Report

--------------------------------------------------------------------------------

                               Table of Contents

Portfolio of Investments

   State Farm Growth Fund......................................................1

   State Farm Balanced Fund....................................................3

   State Farm Interim Fund.....................................................7

   State Farm Municipal Bond Fund..............................................8

Financial Statements

   Statements of Assets and Liabilities.......................................18

   Statements of Operations...................................................19

   Statements of Changes in Net Assets........................................20

   Notes to Financial Statements..............................................22

Financial Highlights..........................................................25

--------------------------------------------------------------------------------

This report must be accompanied or preceded by a prospectus for the State Farm Associates' Funds Trust.
Distributor: State Farm VP Management Corp.

                                 1-800-447-0740

Investor Services Representatives are available 7 a.m. - 7 p.m.
Central Time Monday through Friday (except holidays),
Saturday 8 a.m. - 12 p.m. Central Time.

                 STATE FARM ASSOCIATES' FUNDS TRUST GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                  May 31, 2003
                                   (Unaudited)

                                                       Shares          Value
                                                      ---------   --------------
Common Stocks (97.5%)

Agriculture, Foods, & Beverage (7.1%)
   Archer-Daniels-Midland Co.                         3,477,500   $   41,625,675
   Campbell Soup Co.                                     92,000        2,295,400
   Hershey Foods Corp.                                  113,200        8,048,520
   Kellogg Co.                                          930,000       32,736,000
   McCormick & Co. Inc.                                 428,600       11,529,340
   Pepsico Inc.                                         426,900       18,868,980
   Sysco Corp.                                          430,000       13,304,200
   The Coca-Cola Co.                                    710,900       32,395,713
                                                                  --------------
                                                                     160,803,828
                                                                  --------------
Banks (7.8%)
   AmSouth Bancorporation                               333,637        7,446,778
   Bank of America Corp.                                314,468       23,333,526
   Fifth Third Bancorp                                  150,100        8,630,750
   M&T Bank Corp.                                        94,300        8,397,415
   Northern Trust Corp.                                 144,000        5,495,040
   Popular Inc. ADR                                     830,316       32,790,009
   SouthTrust Corp.                                     690,000       19,823,700
   SunTrust Banks Inc.                                  211,800       12,559,740
   Wells Fargo & Co.                                  1,220,000       58,926,000
                                                                  --------------
                                                                     177,402,958
                                                                  --------------
Building Materials & Construction (1.7%)
   Vulcan Materials Co.                               1,039,200       38,076,288
                                                                  --------------
Chemicals (6.8%)
   Air Products & Chemicals Inc.                        830,000       36,179,700
   EI du Pont de Nemours and Co.                        496,104       20,905,823
   International Flavors &
      Fragrances Inc.                                   561,000       17,609,790
   Sigma-Aldrich Corp.                                1,375,000       71,926,250
   The Dow Chemical Co.                                 243,000        7,727,400
                                                                  --------------
                                                                     154,348,963
                                                                  --------------
Computer Software & Services (4.0%)
   Automatic Data Processing Inc.                       149,000        5,200,100
   Check Point Software
      Technologies Ltd. (a)                             129,850        2,441,180
   Electronic Data Systems Corp.                        257,700        5,192,655
   Microsoft Corp.                                    2,672,600       65,772,686
   SAP AG                                                93,300       11,574,459
                                                                  --------------
                                                                      90,181,080
                                                                  --------------
Computers (4.5%)
   Hewlett-Packard Co.                                2,874,000       56,043,000
   International Business
      Machines Corp.                                    520,300       45,807,212
                                                                  --------------
                                                                     101,850,212
                                                                  --------------
Consumer & Marketing (7.6%)
   Colgate-Palmolive Co.                                281,200       16,765,144
   HON Industries Inc.                                1,439,200   $   42,226,128
   Kimberly Clark Corp.                                 317,876       16,507,300
   McDonald's Corp.                                     499,600        9,357,508
   Nestle SA ADR                                        456,800       23,937,051
   The Gillette Co.                                     661,800       22,243,098
   The Procter & Gamble Co.                             378,600       34,763,052
   Unilever NV ADR (a)                                  125,446        7,338,591
                                                                  --------------
                                                                     173,137,872
                                                                  --------------
Electronic/Electrical Mfg. (8.0%)
   Agilent Technologies Inc. (a)                        548,071        9,936,527
   Applied Materials Inc. (a)                           440,800        6,858,848
   Emerson Electric Co.                                 146,800        7,677,640
   General Electric Co.                               2,674,100       76,746,670
   Intel Corp.                                        2,029,500       42,294,780
   KLA Tencor Corp. (a)                                 247,200       11,428,056
   Linear Technology Corp.                              703,200       25,568,352
                                                                  --------------
                                                                     180,510,873
                                                                  --------------
Financial Services (4.0%)
   Citigroup Inc.                                     1,321,133       54,192,875
   MBNA Corp.                                           837,675       16,795,384
   Wachovia Corp.                                       477,800       19,198,004
                                                                  --------------
                                                                      90,186,263
                                                                  --------------
Health Care (19.4%)
   Abbott Laboratories                                  294,500       13,119,975
   Biomet Inc.                                        3,487,500       95,906,250
   Bristol-Myers Squibb Co.                             253,800        6,497,280
   Eli Lilly & Co.                                      947,200       56,614,144
   Johnson & Johnson                                  2,481,600      134,874,960
   Medtronic Inc.                                        80,000        3,898,400
   Merck & Co. Inc.                                     675,700       37,555,406
   Pfizer Inc.                                        2,951,100       91,543,122
                                                                  --------------
                                                                     440,009,537
                                                                  --------------
Machinery & Manufacturing (3.2%)
   3M Co.                                               248,500       31,427,795
   AptarGroup Inc.                                      190,800        6,678,000
   Caterpillar Inc.                                     421,700       21,991,655
   Deere & Co.                                           57,800        2,524,126
   Illinois Tool Works Inc.                             173,300       10,753,265
                                                                  --------------
                                                                      73,374,841
                                                                  --------------
Media & Broadcasting (3.8%)
   Reuters Group PLC ADR                                155,433        2,780,696
   SBS Broadcasting SA ADR (a)                          360,181        6,562,498
   The Walt Disney Co.                                2,619,540       51,473,961
   Viacom Inc. Class B (a)                              556,500       25,331,880
                                                                  --------------
                                                                      86,149,035
                                                                  --------------

                See accompanying notes to financial statements.

                 STATE FARM ASSOCIATES' FUNDS TRUST GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2003
                                   (Unaudited)

                                                       Shares          Value
                                                      ---------   --------------
Common Stocks (Cont.)

Mining & Metals (1.3%)
   BHP Billiton Plc                                     941,859   $    4,889,906
   Newmont Mining Corp.
      Holding Co.                                        36,700        1,088,522
   Nucor Corp.                                          132,800        6,326,592
   Rio Tinto PLC ADR                                    226,800       18,132,660
                                                                  --------------
                                                                      30,437,680
                                                                  --------------
Oil & Gas (8.1%)
   BP Amoco PLC ADR                                     385,392       16,144,071
   ChevronTexaco Corp.                                  530,000       37,598,200
   Devon Energy Corp.                                   106,102        5,517,304
   Exxon Mobil Corp.                                  2,548,600       92,769,040
   Royal Dutch Petroleum Co. ADR                        516,300       23,517,465
   Tidewater Inc.                                       154,191        5,091,387
   Western Gas Resources Inc.                            65,200        2,574,748
                                                                  --------------
                                                                     183,212,215
                                                                  --------------
Retailers (3.5%)
   Home Depot Inc.                                      396,400       12,879,036
   Wal-Mart Stores Inc.                               1,270,500       66,841,005
                                                                  --------------
                                                                      79,720,041
                                                                  --------------
Telecom & Telecom Equipment (6.2%)
   ADC Telecommunications Inc. (a)                    1,800,000        4,842,000
   AT&T Wireless Services Inc. (a)                      705,600        5,482,512
   BellSouth Corp.                                      485,300       12,865,303
   Cisco Systems Inc. (a)                             1,065,600       17,347,968
   Corning Inc. (a)                                   1,284,600        9,390,426
   LM Ericsson Telephone Co.
      ADR (a)                                           648,060        6,739,824
   Motorola Inc.                                        792,000        6,747,840
   Nokia Corp. ADR                                    1,059,400       19,111,576
   SBC Communications Inc.                            1,497,512       38,126,655
   Verizon Communications                               411,000       15,556,350
   Vodafone Group PLC ADR                               215,000        4,710,650
                                                                  --------------
                                                                     140,921,104
                                                                  --------------
Utilities & Energy (0.5%)
   Duke Energy Corp.                                    541,400       10,492,332
                                                                  --------------

Total Common Stocks
   (cost $1,271,225,821)                                           2,210,815,122
                                                                  --------------

                                                     Shares or
                                                     principal
                                                       amount          Value
                                                    -----------   --------------
Short-term Investments (2.1%)
   New Center Asset Trust,
      1.230%, 06/02/2003                            $10,000,000   $    9,999,316
   Citicorp,
      1.240%, 06/03/2003                             10,000,000        9,998,600
   Household Finance Corp.,
      1.240%, 06/03/2003                            $10,000,000   $    9,998,967
   JP Morgan Vista Treasury Plus
      Money Market Fund                              18,086,348       18,086,348
                                                                  --------------

Total Short-term Investments
   (cost $48,083,231)                                                 48,083,231
                                                                  --------------
TOTAL INVESTMENTS (99.6%)
   (cost $1,319,309,052)                                           2,258,898,353
OTHER ASSETS, NET OF LIABILITIES (0.4%)                                7,929,107
                                                                  --------------
NET ASSETS (100.0%)                                               $2,266,827,460
                                                                  ==============

(a)  Non-income producing security.

ADR - American Depository Receipts

                 See accompanying notes to financial statements.

                STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND
                            PORTFOLIO OF INVESTMENTS
                                  May 31, 2003
                                   (Unaudited)

                                                       Shares          Value
                                                      ---------   --------------
Common Stocks (61.8%)

Agriculture, Foods, & Beverage (4.4%)
   Archer-Daniels-Midland Co.                           940,561   $   11,258,515
   Campbell Soup Co.                                     26,000          648,700
   Hershey Foods Corp.                                   17,200        1,222,920
   Kellogg Co.                                          310,000       10,912,000
   Pepsico Inc.                                          98,200        4,340,440
   Sara Lee Corp.                                        58,000        1,056,760
   The Coca-Cola Co.                                    190,000        8,658,300
                                                                  --------------
                                                                      38,097,635
                                                                  --------------
Banks (5.3%)
   AmSouth Bancorporation                                52,312        1,167,604
   Bank of America Corp.                                 44,900        3,331,580
   Fifth Third Bancorp                                   56,600        3,254,500
   M&T Bank Corp.                                        30,400        2,707,120
   Northern Trust Corp.                                  41,000        1,564,560
   Popular Inc. ADR                                     166,924        6,591,995
   SouthTrust Corp.                                     198,000        5,688,540
   SunTrust Banks Inc.                                   54,300        3,219,990
   Wells Fargo & Co.                                    373,800       18,054,540
                                                                  --------------
                                                                      45,580,429
                                                                  --------------
Building Materials & Construction (0.7%)
   Vulcan Materials Co.                                 160,200        5,869,728
                                                                  --------------
Chemicals (3.9%)
   Air Products & Chemicals Inc.                        230,000       10,025,700
   EI du Pont de Nemours and Co.                        108,705        4,580,829
   International Flavors & Fragrances
      Inc.                                              120,000        3,766,800
   Sigma-Aldrich Corp.                                  245,500       12,842,105
   The Dow Chemical Co.                                  69,000        2,194,200
                                                                  --------------
                                                                      33,409,634
                                                                  --------------
Computer Software & Services (1.5%)
   Microsoft Corp.                                      529,100       13,021,151
                                                                  --------------
Computers (3.3%)
   Hewlett-Packard Co.                                  754,000       14,703,000
   International Business Machines
      Corp.                                             152,100       13,390,884
                                                                  --------------
                                                                      28,093,884
                                                                  --------------
Consumer & Marketing (4.8%)
   HON Industries Inc.                                  160,000        4,694,400
   Kimberly Clark Corp.                                 177,937        9,240,268
   McDonald's Corp.                                      96,700        1,811,191
   Nestle SA ADR                                        101,000        5,292,562
   The Gillette Co.                                     300,000       10,083,000
   The Procter & Gamble Co.                              92,600        8,502,532
   Unilever NV ADR (a)                                   22,857        1,337,135
                                                                  --------------
                                                                      40,961,088
                                                                  --------------
Electronic/Electrical Mfg. (4.6%)
   Agilent Technologies Inc. (a)                        143,787   $    2,606,858
   Applied Materials Inc. (a)                           114,400        1,780,064
   Emerson Electric Co.                                  31,200        1,631,760
   General Electric Co.                                 618,400       17,748,080
   Intel Corp.                                          530,700       11,059,788
   KLA Tencor Corp. (a)                                  37,400        1,729,002
   Linear Technology Corp.                               81,600        2,966,976
   Texas Instruments Inc.                                 6,300          129,150
                                                                  --------------
                                                                      39,651,678
                                                                  --------------
Financial Services (2.9%)
   American Express Co.                                 101,000        4,207,660
   Citigroup Inc.                                       232,900        9,553,558
   MBNA Corp.                                           240,975        4,831,549
   Wachovia Corp.                                       151,400        6,083,252
                                                                  --------------
                                                                      24,676,019
                                                                  --------------
Health Care (12.1%)
   Allergan Inc.                                         77,400        5,581,314
   Beckman Coulter Inc.                                  20,100          817,065
   Biomet Inc.                                          911,250       25,059,375
   Bristol-Myers Squibb Co.                              36,100          924,160
   Eli Lilly & Co.                                      212,000       12,671,240
   Johnson & Johnson                                    396,000       21,522,600
   Medtronic Inc.                                        21,600        1,052,568
   Merck & Co. Inc.                                     123,400        6,858,572
   Pfizer Inc.                                          960,000       29,779,200
                                                                  --------------
                                                                     104,266,094
                                                                  --------------
Machinery & Manufacturing (2.3%)
   3M Co.                                                62,300        7,879,081
   AptarGroup Inc.                                       45,900        1,606,500
   Caterpillar Inc.                                     131,200        6,842,080
   Deere & Co.                                           14,700          641,949
   Illinois Tool Works Inc.                              53,900        3,344,495
                                                                  --------------
                                                                      20,314,105
                                                                  --------------
Media & Broadcasting (3.7%)
   Lee Enterprises Inc. Class A                          42,000        1,581,720
   Lee Enterprises Inc. Class B                          42,000        1,581,720
   Reuters Group PLC ADR                                200,433        3,585,746
   The Walt Disney Co.                                1,065,995       20,946,802
   Viacom Inc. Class B (a)                               86,400        3,932,928
                                                                  --------------
                                                                      31,628,916
                                                                  --------------
Mining & Metals (1.4%)
   Newmont Mining Corp. Holding Co.                      29,200          866,072
   Nucor Corp.                                          109,200        5,202,288
   Rio Tinto PLC ADR                                     73,250        5,856,337
                                                                  --------------
                                                                      11,924,697
                                                                  --------------

                 See accompanying notes to financial statements.

                STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2003
                                   (Unaudited)

                                                       Shares          Value
                                                      ---------   --------------
Common Stocks (Cont.)

Oil & Gas (5.0%)
   BP Amoco PLC ADR                                      89,986   $    3,769,514
   ChevronTexaco Corp.                                  144,000       10,215,360
   Devon Energy Corp.                                    38,085        1,980,420
   Exxon Mobil Corp.                                    433,400       15,775,760
   Royal Dutch Petroleum Co. ADR                        216,400        9,857,020
   Western Gas Resources Inc.                            36,200        1,429,538
                                                                  --------------
                                                                      43,027,612
                                                                  --------------
Retailers (1.8%)
   Home Depot Inc.                                       32,800        1,065,672
   Wal-Mart Stores Inc.                                 276,700       14,557,187
                                                                  --------------
                                                                      15,622,859
                                                                  --------------
Telecom & Telecom Equipment (3.8%)
   ADC Telecommunications Inc. (a)                    1,032,800        2,778,232
   AT&T Wireless Services Inc. (a)                      299,880        2,330,068
   BellSouth Corp.                                       47,800        1,267,178
   Cisco Systems Inc. (a)                               207,400        3,376,472
   Corning Inc. (a)                                     372,300        2,721,513
   LM Ericsson Telephone Co. ADR (a)                    108,800        1,131,520
   Motorola Inc.                                        192,000        1,635,840
   Nokia Corp. ADR                                      144,900        2,613,996
   SBC Communications Inc.                              470,024       11,966,811
   Verizon Communications                                38,700        1,464,795
   Vodafone Group PLC ADR                                60,000        1,314,600
                                                                  --------------
                                                                      32,601,025
                                                                  --------------
Utilities & Energy (0.3%)
   Duke Energy Corp.                                    125,900        2,439,942
                                                                  --------------

Total Common Stocks
   (cost $297,631,559)                                               531,186,496
                                                                  --------------

                                                       Principal
                                                         amount         Value
                                                      -----------   ------------
Corporate Bonds (26.3%)

Agriculture, Foods, & Beverage (2.0%)
   Pioneer Hi-Bred International Inc.
   5.750%, 01/15/2009                                  $3,000,000   $  3,426,195
   Archer-Daniels-Midland Co.
   5.870%, 11/15/2010                                   2,950,000      3,339,899
   The Coca-Cola Co.
   5.750%, 03/15/2011                                   3,000,000      3,444,786
   HJ Heinz Co.
   6.625%, 07/15/2011                                   3,000,000      3,552,318
   Sara Lee Corp.
   6.250%, 09/15/2011                                   2,000,000      2,331,338
   Kraft Foods Inc.
   6.250%, 06/01/2012                                  $1,000,000   $  1,134,570
                                                                    ------------
                                                                      17,229,106
                                                                    ------------
Automotive (0.4%)
   Daimler Chrysler North America
   6.900%, 09/01/2004                                   3,000,000      3,171,408
                                                                    ------------

Building Materials & Construction (1.1%)
   Leggett & Platt Inc.
   7.650%, 02/15/2005                                   3,000,000      3,243,426
   Masco Corp.
   6.750%, 03/15/2006                                   3,000,000      3,348,768
   Vulcan Materials Co.
   6.000%, 04/01/2009                                   3,000,000      3,350,361
                                                                    ------------
                                                                       9,942,555
                                                                    ------------
Chemicals (1.2%)
   PPG Industries Inc.
   6.750%, 08/15/2004                                   3,000,000      3,151,458
   EI du Pont de Nemours and Co.
   6.750%, 10/15/2004                                   3,250,000      3,479,508
   The Dow Chemical Co.
   6.125%, 02/01/2011                                   3,000,000      3,319,638
                                                                    ------------
                                                                       9,950,604
                                                                    ------------
Computers (0.4%)
   International Business Machines Corp.
   5.375%, 02/01/2009                                   3,000,000      3,383,127
                                                                    ------------

Consumer & Marketing (3.0%)
   Hasbro Inc.
   5.600%, 11/01/2005                                   2,000,000      2,055,000
   Kimberly Clark Corp.
   7.100%, 08/01/2007                                   3,000,000      3,537,777
   Avery Dennison Corp.
   5.900%, 12/01/2008                                   5,000,000      5,654,110
   The Procter & Gamble Co.
   6.875%, 09/15/2009                                   3,000,000      3,665,415
   Unilever Capital Corp.
   7.125%, 11/01/2010                                   3,000,000      3,670,809
   Clorox Co.
   6.125%, 02/01/2011                                   3,000,000      3,477,705
   McDonald's Corp.
   6.000%, 04/15/2011                                   3,000,000      3,394,812
                                                                    ------------
                                                                      25,455,628
                                                                    ------------

                 See accompanying notes to financial statements.

                STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2003
                                   (Unaudited)

                                                       Principal
                                                         amount        Value
                                                      -----------   ------------
Corporate Bonds (Cont.)

Electronic/Electrical Mfg. (0.4%)
   Emerson Electric Co.
   5.850%, 03/15/2009                                  $3,000,000   $  3,444,993
                                                                    ------------
Financial Services (2.6%)
   Household Finance Corp.
   7.200%, 07/15/2006                                   3,000,000      3,438,264
   Toyota Motor Credit
   5.650%, 01/15/2007                                   2,000,000      2,216,500
   JP Morgan Chase & Co.
   5.350%, 03/01/2007                                   1,000,000      1,097,757
   Citigroup Inc.
   5.000%, 03/06/2007                                   1,000,000      1,089,215
   Ford Motor Credit Co.
   5.800%, 01/12/2009                                   3,000,000      2,956,389
   General Electric Capital Corp.
   7.375%, 01/19/2010                                   2,000,000      2,428,460
   General Motors Acceptance Corp.
   7.750%, 01/19/2010                                   3,000,000      3,283,650
   BellSouth Capital Funding Corp.
   7.750%, 02/15/2010                                   3,000,000      3,748,605
   Wells Fargo Financial
   6.125%, 04/18/2012                                   2,000,000      2,326,606
                                                                    ------------
                                                                      22,585,446
                                                                    ------------
Health Care (2.4%)
   American Home Products
   6.250%, 03/15/2006                                   2,000,000      2,224,910
   Abbott Laboratories
   5.625%, 07/01/2006                                   3,000,000      3,329,016
   Bristol-Myers Squibb Co.
   4.750%, 10/01/2006                                   3,000,000      3,227,412
   Johnson & Johnson
   6.625%, 09/01/2009                                   3,000,000      3,630,435
   Becton Dickinson & Co.
   7.150%, 10/01/2009                                   3,000,000      3,657,168
   Eli Lilly & Co.
   6.000%, 03/15/2012                                   2,000,000      2,331,638
   Merck & Co. Inc.
   4.375%, 02/15/2013                                   2,000,000      2,098,120
                                                                    ------------
                                                                      20,498,699
                                                                    ------------
Machinery & Manufacturing (2.4%)
   United Technologies Corp.
   7.000%, 09/15/2006                                   3,000,000      3,451,260
   Illinois Tool Works Inc.
   5.750%, 03/01/2009                                   3,000,000      3,442,002
   Caterpillar Inc.
   7.250%, 09/15/2009                                   3,000,000      3,675,543
   Honeywell International Inc.
   7.500%, 03/01/2010                                   3,000,000      3,709,593
   Deere & Co.
   7.850%, 05/15/2010                                   3,000,000      3,720,945
   Dover Corp.
   6.500%, 02/15/2011                                  $2,000,000   $  2,373,802
                                                                    ------------
                                                                      20,373,145
                                                                    ------------
Media & Broadcasting (1.2%)
   The Walt Disney Co.
   5.500%, 12/29/2006                                   2,000,000      2,179,188
   Gannett Co.
   5.500%, 04/01/2007                                   1,000,000      1,110,025
   The Washington Post Co.
   5.500%, 02/15/2009                                   3,000,000      3,330,102
   Knight-Ridder Inc.
   7.125%, 06/01/2011                                   3,000,000      3,613,098
                                                                    ------------
                                                                      10,232,413
                                                                    ------------
Mining & Metals (0.7%)
   Alcan Inc.
   6.450%, 03/15/2011                                   2,000,000      2,330,320
   Alcoa Inc.
   6.500%, 06/01/2011                                   3,000,000      3,508,698
                                                                    ------------
                                                                       5,839,018
                                                                    ------------
Oil & Gas (0.8%)
   Northern Illinois Gas
   5.875%, 08/15/2008                                   3,000,000      3,346,023
   Texaco Capital
   5.500%, 01/15/2009                                   3,000,000      3,373,620
                                                                    ------------
                                                                       6,719,643
                                                                    ------------
Retailers (0.8%)
   Albertsons Inc.
   6.950%, 08/01/2009                                   3,000,000      3,514,659
   Wal-Mart Stores Inc.
   6.875%, 08/10/2009                                   3,000,000      3,626,295
                                                                    ------------
                                                                       7,140,954
                                                                    ------------

Telecom & Telecom Equipment (3.5%)
   Vodafone Group PLC
   7.625%, 02/15/2005                                   3,000,000      3,296,283
   Deutsche Telekom International
      Financial
   8.250%, 06/15/2005                                   3,000,000      3,342,903
   WorldCom Inc. (b)
   7.750%, 04/01/2007                                   3,000,000        885,000
   US West Communications
   5.625%, 11/15/2008                                   5,000,000      4,825,000
   AT&T Corp.
   6.000%, 03/15/2009                                   3,000,000      3,119,742
   Motorola Inc.
   7.625%, 11/15/2010                                   3,000,000      3,457,500

                 See accompanying notes to financial statements.

                STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2003
                                   (Unaudited)

                                                       Principal
                                                         amount         Value
                                                      -----------   ------------
Corporate Bonds (Cont.)

Telecom & Telecom Equipment (Cont.)
   Verizon New Jersey Inc.
   5.875%, 01/17/2012                                  $3,000,000   $  3,355,032
   SBC Communications Inc.
   5.875%, 02/01/2012                                   3,000,000      3,400,533
   Telstra Corp. Ltd.
   6.375%, 04/01/2012                                   2,000,000      2,309,578
   Alltel Corp.
   7.000%, 07/01/2012                                   2,000,000      2,441,530
                                                                    ------------
                                                                      30,433,101
                                                                    ------------
Utilities & Energy (3.4%)
   Alabama Power Co.
   7.125%, 08/15/2004                                   3,000,000      3,198,084
   Virginia Electric & Power
   5.375%, 02/01/2007                                   3,000,000      3,276,066
   PPL Electric Utilities
   5.875%, 08/15/2007                                   2,000,000      2,234,900
   Duke Energy Corp.
   7.375%, 03/01/2010                                   3,000,000      3,553,548
   IES Utilities
   6.750%, 03/15/2011                                   2,000,000      2,239,624
   Florida Power Corp.
   6.650%, 07/15/2011                                   3,000,000      3,549,741
   Wisconsin Public Service
   6.125%, 08/01/2011                                   3,000,000      3,485,178
   Pacificorp
   6.900%, 11/15/2011                                   2,000,000      2,395,752
   Tampa Electric Co.
   6.875%, 06/15/2012                                   3,000,000      3,548,367
   Midamerican Energy Co.
   5.125%, 01/15/2013                                   2,000,000      2,153,204
                                                                    ------------
                                                                      29,634,464
                                                                    ------------
Total Corporate Bonds
   (cost $200,566,340)                                               226,034,304
                                                                    ------------

                                                       Principal
                                                         amount         Value
                                                      -----------   ------------
Government Agency Securities (1.3%)
Federal National Mortgage Association
   6.000%, 05/15/2008                                  10,000,000     11,623,040
                                                                    ------------
Total Government Agency Securities
   (cost $9,696,996)                                                  11,623,040
                                                                    ------------
U.S. Treasury Obligations (6.6%)

U.S. Treasury Bonds
   11.875%, 11/15/2003                                  4,000,000      4,192,500
   11.625%, 11/15/2004                                  1,500,000      1,724,121
   9.375%, 02/15/2006                                  11,500,000     13,900,625
   10.375%, 11/15/2009                                $ 1,000,000   $  1,129,648
   10.000%, 05/15/2010                                  7,000,000      8,150,079

U.S. Treasury Notes
   7.250%, 05/15/2004                                   5,000,000      5,288,085
   7.250%, 08/15/2004                                   6,000,000      6,436,872
   6.500%, 05/15/2005                                   4,500,000      4,951,584
   5.875%, 11/15/2005                                   6,000,000      6,639,612
   5.500%, 02/15/2008                                   4,000,000      4,592,812
                                                                    ------------
Total U.S. Treasury Obligations
   (cost $52,018,913)                                                 57,005,938
                                                                    ------------

                                                       Shares or
                                                       principal
                                                        amount          Value
                                                      -----------   ------------
Short-term Investments (3.3%)
   General Electric Capital Corp.,
      1.230%, 06/02/2003                              $ 5,000,000   $  4,999,658
   Citicorp,
      1.240%, 06/03/2003                                5,000,000      4,999,483
   Household Finance Corp.,
      1.240%, 06/04/2003                                5,000,000      4,999,311
   JP Morgan Vista Treasury Plus
      Money Market Fund                                12,967,439     12,967,439
                                                                    ------------
Total Short-term Investments
   (cost $27,965,892)                                                 27,965,891
                                                                    ------------
TOTAL INVESTMENTS (99.3%)
   (cost $587,879,700)                                               853,815,669
OTHER ASSETS, NET OF LIABILITIES (0.7%)                                5,948,852
                                                                    ------------
NET ASSETS (100.0%)                                                 $859,764,521
                                                                    ============

(a)  Non-income producing security.
(b) WorldCom Inc. filed for Chapter 11 bankruptcy protection on July 21, 2002, and is currently in default.

ADR - American Depository Receipts

                 See accompanying notes to financial statements.

                 STATE FARM ASSOCIATES' FUNDS TRUST INTERIM FUND
                            PORTFOLIO OF INVESTMENTS
                                  May 31, 2003
                                   (Unaudited)

                                                       Principal
                                                         amount         Value
                                                      -----------   ------------
U.S. Treasury Obligations (92.4%)

U.S. Treasury Notes
   5.750%, 08/15/2003                                 $ 7,000,000   $  7,066,171
   4.250%, 11/15/2003                                   7,000,000      7,098,161
   4.750%, 02/15/2004                                   2,000,000      2,050,546
   3.000%, 02/29/2004                                   6,000,000      6,083,202
   7.250%, 05/15/2004                                   8,000,000      8,460,936
   2.875%, 06/30/2004                                   5,000,000      5,092,580
   7.250%, 08/15/2004                                   7,000,000      7,509,684
   5.875%, 11/15/2004                                   8,000,000      8,537,184
   7.875%, 11/15/2004                                   4,000,000      4,382,968
   7.500%, 02/15/2005                                  12,000,000     13,267,968
   6.500%, 05/15/2005                                   4,000,000      4,401,408
   6.500%, 08/15/2005                                   8,000,000      8,894,376
   5.750%, 11/15/2005                                  17,000,000     18,768,391
   5.875%, 11/15/2005                                   9,000,000      9,959,418
   5.625%, 02/15/2006                                  13,000,000     14,426,451
   4.625%, 05/15/2006                                  12,000,000     13,053,744
   6.500%, 10/15/2006                                  10,000,000     11,551,950
   3.500%, 11/15/2006                                  15,000,000     15,875,385
   6.250%, 02/15/2007                                  10,000,000     11,577,730
   4.375%, 05/15/2007                                   5,000,000      5,462,695
   6.625%, 05/15/2007                                  12,000,000     14,138,904
   3.250%, 08/15/2007                                  10,000,000     10,492,190
   6.125%, 08/15/2007                                   9,000,000     10,485,000
   5.500%, 02/15/2008                                  15,000,000     17,223,045
   5.625%, 05/15/2008                                   5,000,000      5,779,885
   4.750%, 11/15/2008                                  10,000,000     11,175,390
                                                                    ------------
Total U.S. Treasury Obligations
   (cost $238,956,277)                                               252,815,362
                                                                    ------------
                                                        Shares or
                                                        principal
                                                         amount         Value
                                                       ----------   ------------
Short-term Investments (7.3%)
   Household Finance Corp.,
      1.240%, 06/02/2003                               $5,000,000   $  4,999,656
   Citicorp,
      1.240%, 06/03/2003                                5,000,000      4,999,483
   General Electric Capital Corp.,
      1.230%, 06/03/2003                                5,000,000      4,999,487
   JP Morgan Vista Treasury Plus
      Money Market Fund                                 5,101,621      5,101,621
                                                                    ------------
Total Short-term Investments
   (cost $20,100,247)                                                 20,100,247
                                                                    ------------
TOTAL INVESTMENTS (99.7%)
   (cost $259,056,524)                                               272,915,609

OTHER ASSETS, NET OF LIABILITIES (0.3%)                                  755,166
                                                                    ------------
NET ASSETS (100.0%)                                                 $273,670,775
                                                                    ============

                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                            PORTFOLIO OF INVESTMENTS
                                  May 31, 2003
                                   (Unaudited)

                                                                                                               Rating
                                                                                        Coupon    Maturity    (Moody's
                                                                                         rate       date       or S&P)
                                                                                        ------   ----------   --------
Long-term Municipal Bonds (97.9%)

Alabama (1.6%)
   The Water Works and Sewer Board, Birmingham, Alabama, Water and Sewer
      Revenue Bonds, Series 1994 (Prerefunded to 1-1-2004 @ 102)                        4.750%   01/01/2005      A1
   City of Birmingham, Alabama, General Obligation Refunding Bonds,
      Series 2002A                                                                      5.500%   04/01/2013      Aaa
   Limestone County Board of Education, Alabama, Capital Outlay Tax Anticipation
      Warrants, Series 1998                                                             4.900%   07/01/2015      Aaa



Alaska (1.4%)
   Municipality of Anchorage, Alaska, 1993 General Obligation Refunding School
      Bonds, Series B                                                                   4.900%   09/01/2003      Aaa
   Municipality of Anchorage, Alaska, 1994 General Obligation School Bonds              5.400%   07/01/2005      Aaa
   Municipality of Anchorage, Alaska, 2000 General Obligation General Purpose
      Bonds, Series A (Prerefunded to 9-1-2010 @ 100)                                   5.625%   09/01/2013      Aaa
   Matanuska-Susitna Borough, Alaska, General Obligation School Bonds,
      1999 Series A                                                                     5.000%   03/01/2015      Aaa



Arizona (3.9%)
   Deer Valley Unified School District No. 97 of Maricopa County, Arizona, School
      Improvement Bonds, Project of 1992, Series A (1993)                               5.125%   07/01/2004      Aaa
   Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School
      Improvement Bonds, Series 1990A (Prerefunded 7-1-2003 @ 103)                      7.100%   07/01/2004      A1
   City of Phoenix, Arizona, General Obligation Refunding Bonds, Series 1993 A          5.300%   07/01/2006      Aa1
   Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School
      Improvement Bonds, Series 1994A                                                   7.100%   07/01/2008      A1
   Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School
      Improvement Bonds, Series 1994A                                                   7.000%   07/01/2009      A1
   Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School
      Improvement Bonds, Series 1994A                                                   7.000%   07/01/2010      A1
   Mesa Unified School District No. 4 of Maricopa County, Arizona, School
      Improvement Bonds, Project of 1995, Series D (1997) (Prerefunded to
      07-1-2007 @ 100)                                                                  4.750%   07/01/2010      Aaa
   Salt River Project Arizona Agricultural Improvement and Power District, Arizona,
      Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C         5.000%   01/01/2015      Aa2



Arkansas (1.8%)
   State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds,
      General Obligation, Series 2002                                                   5.000%   08/01/2013      Aa2
   State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds,
      General Obligation, Series 2002                                                   5.000%   08/01/2014      Aa2



California (6.5%)
   City of Los Angeles, California, Department of Water and Power, Electric Plant
      Refunding Revenue Bonds, Second Issue of 1993                                     4.800%   11/15/2004      Aa3
   State of California, Various Purpose, General Obligation Bonds                       6.000%   10/01/2006      A2

                                                                                         Principal
                                                                                          amount         Value
                                                                                        ----------   ------------
Long-term Municipal Bonds (97.9%)

Alabama (1.6%)
   The Water Works and Sewer Board, Birmingham, Alabama, Water and Sewer
      Revenue Bonds, Series 1994 (Prerefunded to 1-1-2004 @ 102)                        $2,200,000   $  2,289,606
   City of Birmingham, Alabama, General Obligation Refunding Bonds,
      Series 2002A                                                                       2,000,000      2,357,120
   Limestone County Board of Education, Alabama, Capital Outlay Tax Anticipation
      Warrants, Series 1998                                                              2,465,000      2,684,089
                                                                                                     ------------
                                                                                                        7,330,815
                                                                                                     ------------
Alaska (1.4%)
   Municipality of Anchorage, Alaska, 1993 General Obligation Refunding School
      Bonds, Series B                                                                    1,500,000      1,513,980
   Municipality of Anchorage, Alaska, 1994 General Obligation School Bonds               1,100,000      1,170,906
   Municipality of Anchorage, Alaska, 2000 General Obligation General Purpose
      Bonds, Series A (Prerefunded to 9-1-2010 @ 100)                                    1,500,000      1,794,405
   Matanuska-Susitna Borough, Alaska, General Obligation School Bonds,
      1999 Series A                                                                      1,565,000      1,707,086
                                                                                                     ------------
                                                                                                        6,186,377
                                                                                                     ------------
Arizona (3.9%)
   Deer Valley Unified School District No. 97 of Maricopa County, Arizona, School
      Improvement Bonds, Project of 1992, Series A (1993)                                2,000,000      2,088,420
   Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School
      Improvement Bonds, Series 1990A (Prerefunded 7-1-2003 @ 103)                       1,000,000      1,034,490
   City of Phoenix, Arizona, General Obligation Refunding Bonds, Series 1993 A           2,340,000      2,606,971
   Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School
      Improvement Bonds, Series 1994A                                                    1,000,000      1,226,870
   Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School
      Improvement Bonds, Series 1994A                                                    1,200,000      1,495,704
   Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School
      Improvement Bonds, Series 1994A                                                    2,500,000      3,173,850
   Mesa Unified School District No. 4 of Maricopa County, Arizona, School
      Improvement Bonds, Project of 1995, Series D (1997) (Prerefunded to
      07-1-2007 @ 100)                                                                   4,250,000      4,749,290
   Salt River Project Arizona Agricultural Improvement and Power District, Arizona,
      Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C          1,000,000      1,130,300
                                                                                                     ------------
                                                                                                       17,505,895
                                                                                                     ------------
Arkansas (1.8%)
   State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds,
      General Obligation, Series 2002                                                    5,000,000      5,759,750
   State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds,
      General Obligation, Series 2002                                                    2,000,000      2,279,020
                                                                                                     ------------
                                                                                                        8,038,770
                                                                                                     ------------
California (6.5%)
   City of Los Angeles, California, Department of Water and Power, Electric Plant
      Refunding Revenue Bonds, Second Issue of 1993                                      3,000,000      3,109,620
   State of California, Various Purpose, General Obligation Bonds                        2,000,000      2,261,560

                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2003
                                   (Unaudited)

                                                                                                               Rating
                                                                                        Coupon    Maturity    (Moody's
                                                                                         rate       date       or S&P)
                                                                                        ------   ----------   --------
Long-term Municipal Bonds (Cont.)

California (Cont.)
   Sacramento County, California, Sanitary District Financing Authority Revenue
      Bonds, 1995 (Escrowed to Maturity)                                                5.000%   12/01/2007      Aaa
   Sacramento County, California, Sanitary District Financing Authority Revenue
      Bonds, 1995 (Prerefunded 12-1-2007 @ 100)                                         5.000%   12/01/2008      Aaa
   State of California, General Obligation Refunding Bonds                              5.250%   10/01/2013      A2
   State of California, Various Purpose, General Obligation Bonds                       5.000%   02/01/2014      A2
   Moulton-Niguel, California, Water District Consolidated Refunding Bonds              5.000%   09/01/2015      Aaa
   State of California, Various Purpose, General Obligation Bonds                       5.250%   09/01/2015      A2
   Los Angeles Unified School District, County of Los Angeles, California, General
      Obligation Bonds, Series A 2003                                                   5.375%   07/01/2016      Aaa
   Moulton-Niguel, California, Water District Consolidated Refunding Bonds              5.000%   09/01/2016      Aaa



Colorado (5.0%)
   Arapahoe County School District # 6, Colorado, Littleton Public Schools General
      Obligation Improvement Bonds, Series 1995A                                        5.000%   12/01/2007      Aa2
   Cherry Creek School District No. 5, (Arapahoe County, Colorado), General
      Obligation Bonds, Series 1999                                                     5.500%   12/15/2009      Aa1
   Mesa County Valley School District No. 51, County of Mesa, State of Colorado,
      General Obligation Bonds, Series 1996                                             5.300%   12/01/2010      Aaa
   St. Vrain School District # R3-1J, Colorado, General Obligation, Series 1997         5.000%   12/15/2012      Aaa
   City of Boulder, Colorado, Open Space Acquisition Refunding Bonds,
      Series 1999                                                                       5.000%   08/15/2013      Aa1
   School District Number 12 Adams County, Colorado, (Adams 12 Five Star
      Schools), General Obligation Bonds, Series 2001A                                  5.250%   12/15/2013      Aaa
   El Paso County, Colorado, School District Number 2, Harrison, (El Paso County,
      Colorado) General Obligation Bonds, Series 2001                                   5.500%   12/01/2014      Aaa
   Weld County School District 6, Weld County, Colorado, General Obligation
      Bonds, Series 2002                                                                5.250%   12/01/2014      Aaa
   El Paso County, Colorado, School District Number 2, Harrison, (El Paso County,
      Colorado) General Obligation Bonds, Series 2001                                   5.500%   12/01/2015      Aaa
   Weld County School District 6, Weld County, Colorado, General Obligation
      Bonds, Series 2002                                                                5.250%   12/01/2016      Aaa



Delaware (0.5%)
   The State of Delaware, General Obligation Bonds, Series 1994B (Prerefunded to
      12-1-2004 @ 100)                                                                  6.000%   12/01/2011      Aaa
   The State of Delaware, General Obligation Bonds, Series 1994B (Prerefunded to
      12-1-2004 @ 100)                                                                  6.000%   12/01/2012      Aaa



Florida (1.7%)
   State of Florida, State Board of Education, Public Education Capital Outlay
      Refunding Bonds, 1995 Series C                                                    5.125%   06/01/2008      Aa2
   State of Florida, State Board of Education, Public Education Capital Outlay,
      Refunding Bonds, 1999 Series B                                                    5.500%   06/01/2016      Aa2




                                                                                         Principal
                                                                                          amount         Value
                                                                                        ----------   ------------
Long-term Municipal Bonds (Cont.)

California (Cont.)
   Sacramento County, California, Sanitary District Financing Authority Revenue
      Bonds, 1995 (Escrowed to Maturity)                                                $2,830,000   $  3,170,025
   Sacramento County, California, Sanitary District Financing Authority Revenue
      Bonds, 1995 (Prerefunded 12-1-2007 @ 100)                                          1,500,000      1,680,225
   State of California, General Obligation Refunding Bonds                               1,250,000      1,421,450
   State of California, Various Purpose, General Obligation Bonds                        5,000,000      5,444,250
   Moulton-Niguel, California, Water District Consolidated Refunding Bonds               2,000,000      2,284,500
   State of California, Various Purpose, General Obligation Bonds                        3,000,000      3,299,130
   Los Angeles Unified School District, County of Los Angeles, California, General
      Obligation Bonds, Series A 2003                                                    3,905,000      4,560,532
   Moulton-Niguel, California, Water District Consolidated Refunding Bonds               1,700,000      1,922,887
                                                                                                     ------------
                                                                                                       29,154,179
                                                                                                     ------------
Colorado (5.0%)
   Arapahoe County School District # 6, Colorado, Littleton Public Schools General
      Obligation Improvement Bonds, Series 1995A                                         2,000,000      2,245,220
   Cherry Creek School District No. 5, (Arapahoe County, Colorado), General
      Obligation Bonds, Series 1999                                                      2,000,000      2,366,200
   Mesa County Valley School District No. 51, County of Mesa, State of Colorado,
      General Obligation Bonds, Series 1996                                              2,540,000      2,880,081
   St. Vrain School District # R3-1J, Colorado, General Obligation, Series 1997          3,135,000      3,457,309
   City of Boulder, Colorado, Open Space Acquisition Refunding Bonds,
      Series 1999                                                                        1,855,000      2,064,318
   School District Number 12 Adams County, Colorado, (Adams 12 Five Star
      Schools), General Obligation Bonds, Series 2001A                                   3,000,000      3,474,000
   El Paso County, Colorado, School District Number 2, Harrison, (El Paso County,
      Colorado) General Obligation Bonds, Series 2001                                    1,135,000      1,332,808
   Weld County School District 6, Weld County, Colorado, General Obligation
      Bonds, Series 2002                                                                 1,365,000      1,572,112
   El Paso County, Colorado, School District Number 2, Harrison, (El Paso County,
      Colorado) General Obligation Bonds, Series 2001                                    1,170,000      1,364,407
   Weld County School District 6, Weld County, Colorado, General Obligation
      Bonds, Series 2002                                                                 1,530,000      1,738,967
                                                                                                     ------------
                                                                                                       22,495,422
                                                                                                     ------------
Delaware (0.5%)
   The State of Delaware, General Obligation Bonds, Series 1994B (Prerefunded to
      12-1-2004 @ 100)                                                                   1,125,000      1,208,081
   The State of Delaware, General Obligation Bonds, Series 1994B (Prerefunded to
      12-1-2004 @ 100)                                                                   1,125,000      1,208,082
                                                                                                     ------------
                                                                                                        2,416,163
                                                                                                     ------------
Florida (1.7%)
   State of Florida, State Board of Education, Public Education Capital Outlay
      Refunding Bonds, 1995 Series C                                                     2,000,000      2,154,160
   State of Florida, State Board of Education, Public Education Capital Outlay,
      Refunding Bonds, 1999 Series B                                                     4,910,000      5,653,914
                                                                                                     ------------
                                                                                                        7,808,074
                                                                                                     ------------

                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2003
                                   (Unaudited)

                                                                                                               Rating
                                                                                        Coupon    Maturity    (Moody's
                                                                                         rate       date       or S&P)
                                                                                        ------   ----------   --------
Long-term Municipal Bonds (Cont.)

Georgia (6.9%)
   Municipal Electric Authority of Georgia, General Power Revenue Bonds, Series
      1993 A (Escrowed to Maturity)                                                     5.000%   01/01/2004      A2
   DeKalb County School District, Georgia, General Obligation Refunding Bonds,
      Series 1993                                                                       5.100%   07/01/2004      Aa2
   Forsyth County School District, Georgia, General Obligation Bonds, Series 1995
      (Prerefunded to 7-1-2005 @ 102)                                                   5.050%   07/01/2007      Aaa
   State of Georgia, General Obligation Bonds, Series 1996C                             6.250%   08/01/2009      Aaa
   State of Georgia, General Obligation Bonds, Series 1995C                             5.700%   07/01/2011      Aaa
   Gwinnett County Water & Sewer Authority, Georgia, Revenue Series 1998                5.000%   08/01/2011      Aaa
   State of Georgia, General Obligation Bonds, Series 1995B                             5.750%   03/01/2012      Aaa
   State of Georgia, General Obligation Bonds, Series 1997A                             6.250%   04/01/2012      Aaa
   State of Georgia, General Obligation Bonds, Series B                                 5.125%   05/01/2014      Aaa



Hawaii (1.9%)
   City and County of Honolulu, Hawaii, General Obligation Bonds, 1996 Series A         5.400%   09/01/2009      Aaa
   City and County of Honolulu, Hawaii, General Obligation Bonds, 1996 Series A
      (Prerefunded to 9-1-2008 @ 100)                                                   5.400%   09/01/2009      Aaa
   State of Hawaii, General Obligation Bonds of 1992, Series BW                         6.375%   03/01/2011      Aa3

Idaho (0.4%)
   Joint School District No. 2, Ada & Canyon Counties, Idaho, General Obligation
      School Bonds, Series 1994                                                         5.000%   07/30/2004      Aa2
Illinois (5.6%)
   State of Illinois, General Obligation Refunding Bonds, Series of June 1993           5.000%   06/01/2003      Aa3
   State of Illinois, General Obligation Bonds, Series of September 1996                5.450%   09/01/2009      Aaa
   Forest Preserve District of Kane County, Kane County, Illinois, General Obligation
      Bonds, Series 1999                                                                5.000%   12/30/2011      Aa3
   School District Number 112 (North Shore), Lake County, Illinois, Refunding
      School Bonds, Series 2002                                                         5.750%   12/01/2012      Aa1
   Lake County Forest Preserve District, Lake County, Illinois, General Obligation
      Land Acquisition and Development Bonds, Series 2000                               5.000%   12/15/2012      Aa1
   State of Illinois, General Obligation Bonds, Illinois, First Series of April 2001    5.375%   04/01/2013      Aaa
   DuPage County Forest Preserve District, Illinois, General Obligation, Series 1997    4.900%   10/01/2013      Aaa
   Community Unit School District Number 200, DuPage County, Illinois (Wheaton-
      Warrenville), General Obligation School Building Bonds, Series 1999               5.050%   02/01/2015      Aaa



Indiana (2.2%)
   Indianapolis, Indiana, Local Public Improvement Bond Bank, Series
      1993A Bonds                                                                       5.250%   01/10/2004      Aaa
   Southwest Allen, Indiana, High School Building Corp., 1st Mortgage Refunding
      Bonds, Series 1996B                                                               4.850%   07/15/2006      Aaa
   Eagle-Union Community Schools Building Corporation, Boone County, Indiana,
      1st Mortgage Refunding Bonds, Series 1999                                         4.875%   07/05/2015      Aaa
   Highland School Building Corporation, Lake County, Indiana, First Mortgage
      Refunding Bonds, Series 2003                                                      5.000%   07/10/2016      Aaa




                                                                                         Principal
                                                                                          amount         Value
                                                                                        ----------   ------------
Long-term Municipal Bonds (Cont.)

Georgia (6.9%)
   Municipal Electric Authority of Georgia, General Power Revenue Bonds, Series
      1993 A (Escrowed to Maturity)                                                     $1,500,000   $  1,533,870
   DeKalb County School District, Georgia, General Obligation Refunding Bonds,
      Series 1993                                                                        1,205,000      1,232,823
   Forsyth County School District, Georgia, General Obligation Bonds, Series 1995
      (Prerefunded to 7-1-2005 @ 102)                                                    3,215,000      3,539,040
   State of Georgia, General Obligation Bonds, Series 1996C                              3,590,000      4,376,856
   State of Georgia, General Obligation Bonds, Series 1995C                              2,000,000      2,407,140
   Gwinnett County Water & Sewer Authority, Georgia, Revenue Series 1998                 4,000,000      4,506,840
   State of Georgia, General Obligation Bonds, Series 1995B                              3,000,000      3,633,270
   State of Georgia, General Obligation Bonds, Series 1997A                              3,000,000      3,754,290
   State of Georgia, General Obligation Bonds, Series B                                  5,000,000      5,729,100
                                                                                                     ------------
                                                                                                       30,713,229
                                                                                                     ------------
Hawaii (1.9%)
   City and County of Honolulu, Hawaii, General Obligation Bonds, 1996 Series A          1,775,000      2,029,464
   City and County of Honolulu, Hawaii, General Obligation Bonds, 1996 Series A
      (Prerefunded to 9-1-2008 @ 100)                                                    2,225,000      2,591,168
   State of Hawaii, General Obligation Bonds of 1992, Series BW                          3,000,000      3,700,260
                                                                                                     ------------
                                                                                                        8,320,892
                                                                                                     ------------
Idaho (0.4%)
   Joint School District No. 2, Ada & Canyon Counties, Idaho, General Obligation
      School Bonds, Series 1994                                                          1,540,000      1,610,393
                                                                                                     ------------
Illinois (5.6%)
   State of Illinois, General Obligation Refunding Bonds, Series of June 1993            2,000,000      2,000,000
   State of Illinois, General Obligation Bonds, Series of September 1996                 4,000,000      4,579,760
   Forest Preserve District of Kane County, Kane County, Illinois, General Obligation
      Bonds, Series 1999                                                                 2,500,000      2,799,400
   School District Number 112 (North Shore), Lake County, Illinois, Refunding
      School Bonds, Series 2002                                                          3,750,000      4,550,138
   Lake County Forest Preserve District, Lake County, Illinois, General Obligation
      Land Acquisition and Development Bonds, Series 2000                                2,000,000      2,240,960
   State of Illinois, General Obligation Bonds, Illinois, First Series of April 2001     2,000,000      2,350,580
   DuPage County Forest Preserve District, Illinois, General Obligation, Series 1997     3,785,000      4,139,427
   Community Unit School District Number 200, DuPage County, Illinois (Wheaton-
      Warrenville), General Obligation School Building Bonds, Series 1999                2,195,000      2,404,381
                                                                                                     ------------
                                                                                                       25,064,646
                                                                                                     ------------
Indiana (2.2%)
   Indianapolis, Indiana, Local Public Improvement Bond Bank, Series
      1993A Bonds                                                                        2,000,000      2,045,840
   Southwest Allen, Indiana, High School Building Corp., 1st Mortgage Refunding
      Bonds, Series 1996B                                                                2,125,000      2,321,456
   Eagle-Union Community Schools Building Corporation, Boone County, Indiana,
      1st Mortgage Refunding Bonds, Series 1999                                          2,325,000      2,510,721
   Highland School Building Corporation, Lake County, Indiana, First Mortgage
      Refunding Bonds, Series 2003                                                       2,635,000      2,941,662
                                                                                                     ------------
                                                                                                        9,819,679
                                                                                                     ------------

                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2003
                                   (Unaudited)

                                                                                                               Rating
                                                                                        Coupon    Maturity    (Moody's
                                                                                         rate       date       or S&P)
                                                                                        ------   ----------   --------
Long-term Municipal Bonds (Cont.)

Iowa (0.8%)
   Polk County, Iowa, Essential County Purpose General Obligation Bonds,
      Series 2001                                                                       5.000%   06/01/2014      Aaa

Kansas (1.2%)
   Unified School District No. 383, Riley County, Kansas, (Manhattan-Ogden)
      General Obligation Refunding Bonds, Series 2001                                   5.000%   11/01/2014      Aaa
   Kansas Development Finance Authority, Kansas Water Pollution Control
      Revolving Fund Revenue Bonds                                                      5.500%   05/01/2015      Aa1



Kentucky (1.5%)
   Louisville and Jefferson County Metropolitan Sewer District (Commonwealth of
      Kentucky), Sewer and Drainage System Revenue Bonds, Series 1999A                  5.500%   05/15/2009      Aaa
   Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A         4.600%   12/01/2013      Aa2
   Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A         4.700%   12/01/2014      Aa2



Louisiana (1.3%)
   State of Louisiana, General Obligation Bonds, Series 1997A                           5.375%   04/15/2011      Aaa

Maryland (1.8%)
   Montgomery County, Maryland, General Obligation Consolidated Public
      Improvement, 1998 Series A                                                        4.875%   05/01/2013      Aaa
   State of Maryland, General Obligation Bonds, State and Local Facilities Loan of
      2002, Second Series                                                               5.500%   08/01/2014      Aaa
   Baltimore County Maryland, General Obligation Bonds, Consolidated Public
      Improvement, Series 2002                                                          5.000%   09/01/2014      Aaa



Massachusetts (0.3%)
   Massachusetts Bay Transportation Authority, General Transportation System
      Bonds, Series C                                                                   5.500%   03/01/2013      Aaa

Michigan (3.3%)
   State of Michigan, General Obligation Bonds, Clean Michigan Initiative Program,
      Series 1999A                                                                      5.500%   11/01/2009      Aaa
   Lake Orion Community School District, County of Oakland, State of Michigan,
      2000 School Building and Site Bonds, (General Obligation - Unlimited Tax),
      Series A (Prerefunded to 5-1-2010 @ 100)                                          5.550%   05/01/2011      Aaa
   Northville Public Schools, Michigan, 1997 General Obligation School Building &
      Site & Refunding                                                                  5.100%   05/01/2011      Aaa
   Clarkston Community Schools, County of Oakland, State of Michigan, 1998
      Refunding Bonds (General Obligation-Unlimited Tax)                                4.850%   05/01/2012      Aaa
   Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds
      (Unlimited Tax General Obligation)                                                4.850%   05/01/2015      Aaa
   Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds
      (Unlimited Tax General Obligation)                                                4.900%   05/01/2016      Aaa



Minnesota (1.5%)
   State of Minnesota, General Obligation State Refunding Bonds of 1983                 5.125%   08/01/2004      Aaa

                                                                                         Principal
                                                                                          amount         Value
                                                                                        ----------   ------------
Long-term Municipal Bonds (Cont.)

Iowa (0.8%)
   Polk County, Iowa, Essential County Purpose General Obligation Bonds,
      Series 2001                                                                       $3,325,000   $  3,663,884
                                                                                                     ------------
Kansas (1.2%)
   Unified School District No. 383, Riley County, Kansas, (Manhattan-Ogden)
      General Obligation Refunding Bonds, Series 2001                                    2,790,000      3,130,045
   Kansas Development Finance Authority, Kansas Water Pollution Control
      Revolving Fund Revenue Bonds                                                       2,000,000      2,419,020
                                                                                                     ------------
                                                                                                        5,549,065
                                                                                                     ------------
Kentucky (1.5%)
   Louisville and Jefferson County Metropolitan Sewer District (Commonwealth of
      Kentucky), Sewer and Drainage System Revenue Bonds, Series 1999A                   2,720,000      3,181,285
   Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A          1,665,000      1,824,291
   Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A          1,745,000      1,902,329
                                                                                                     ------------
                                                                                                        6,907,905
                                                                                                     ------------
Louisiana (1.3%)
   State of Louisiana, General Obligation Bonds, Series 1997A                            5,000,000      5,642,200
                                                                                                     ------------
Maryland (1.8%)
   Montgomery County, Maryland, General Obligation Consolidated Public
      Improvement, 1998 Series A                                                         3,410,000      3,767,709
   State of Maryland, General Obligation Bonds, State and Local Facilities Loan of
      2002, Second Series                                                                1,295,000      1,566,898
   Baltimore County Maryland, General Obligation Bonds, Consolidated Public
      Improvement, Series 2002                                                           2,500,000      2,869,425
                                                                                                     ------------
                                                                                                        8,204,032
                                                                                                     ------------
Massachusetts (0.3%)
   Massachusetts Bay Transportation Authority, General Transportation System
      Bonds, Series C                                                                    1,000,000      1,190,820
                                                                                                     ------------
Michigan (3.3%)
   State of Michigan, General Obligation Bonds, Clean Michigan Initiative Program,
      Series 1999A                                                                       3,140,000      3,721,245
   Lake Orion Community School District, County of Oakland, State of Michigan,
      2000 School Building and Site Bonds, (General Obligation - Unlimited Tax),
      Series A (Prerefunded to 5-1-2010 @ 100)                                           2,500,000      2,967,025
   Northville Public Schools, Michigan, 1997 General Obligation School Building &
      Site & Refunding                                                                   3,800,000      4,201,432
   Clarkston Community Schools, County of Oakland, State of Michigan, 1998
      Refunding Bonds (General Obligation-Unlimited Tax)                                 1,500,000      1,624,575
   Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds
      (Unlimited Tax General Obligation)                                                 1,000,000      1,074,640
   Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds
      (Unlimited Tax General Obligation)                                                 1,000,000      1,071,200
                                                                                                     ------------
                                                                                                       14,660,117
                                                                                                     ------------
Minnesota (1.5%)
   State of Minnesota, General Obligation State Refunding Bonds of 1983                  3,215,000      3,236,540

                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2003
                                   (Unaudited)

                                                                                                               Rating
                                                                                        Coupon    Maturity    (Moody's
                                                                                         rate       date       or S&P)
                                                                                        ------   ----------   --------
Long-term Municipal Bonds (Cont.)

Minnesota (Cont.)
   Wayzata Independent School District #284, Minnesota, General Obligation
      School Building Refunding, Series 1998A                                           5.000%   02/01/2012      Aa1



Mississippi (1.5%)
   City of Jackson, Mississippi, Water and Sewer Revenue Refunding Bonds,
      Series 1993-A                                                                     4.850%   09/01/2004      Aaa
   State of Mississippi, General Obligation Refunding Bonds, Series 2001                5.500%   09/01/2013      Aa3
   State of Mississippi, General Obligation Refunding Bonds, Series 2002A               5.500%   12/01/2015      Aa3



Missouri (1.1%)
   The School District of St. Joseph, (St. Joseph, Missouri), General Obligation
      School Building Bonds, Series 2000, (Missouri Direct Deposit Program)             5.450%   03/01/2011      AA+
   Missouri Highways and Transportation Commission, State Road Bonds,
      Series A 2001                                                                     5.125%   02/01/2016      Aa2



Nebraska (4.1%)
   City of Lincoln, Nebraska, Water Revenue and Refunding Bonds, Series 1993            4.900%   08/15/2003      Aa2
   Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1993
      Series B                                                                          5.100%   02/01/2005      Aa2
   Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1992
      Series B (Escrowed to maturity)                                                   6.150%   02/01/2012      Aa2
   Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 2002
      Series B                                                                          4.500%   02/01/2012      Aa2
   Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 2002,
      Series B                                                                          5.000%   02/01/2013      Aa2



New Jersey (1.8%)
   State of New Jersey, General Obligation Bonds, Various Purpose                       5.250%   08/01/2014      Aa2

New York (0.5%)
   New York City, Municipal Water Finance Authority, Water and Sewer System
      Revenue Bonds, Fiscal 2003, Series D                                              5.000%   06/15/2016      Aa2

North Carolina (2.1%)
   County of Buncombe, North Carolina, Refunding Bonds, Series 1993                     5.100%   03/01/2004      Aa2
   Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds,
      Series 1995B (Prerefunded to 6-1-2005 @ 102)                                      5.000%   06/01/2007      Aa2
   Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds,
      Series 1995B (Prerefunded to 06-01-2005 @ 102)                                    5.100%   06/01/2008      Aa2
   County of Wake, North Carolina, General Obligation School Bonds, Series 1997         4.900%   03/01/2009      Aaa




                                                                                         Principal
                                                                                          amount         Value
                                                                                        ----------   ------------
Long-term Municipal Bonds (Cont.)

Minnesota (Cont.)
   Wayzata Independent School District #284, Minnesota, General Obligation
      School Building Refunding, Series 1998A                                           $3,000,000   $  3,321,060
                                                                                                     ------------
                                                                                                        6,557,600
                                                                                                     ------------
Mississippi (1.5%)
   City of Jackson, Mississippi, Water and Sewer Revenue Refunding Bonds,
      Series 1993-A                                                                      2,000,000      2,038,460
   State of Mississippi, General Obligation Refunding Bonds, Series 2001                 2,000,000      2,388,680
   State of Mississippi, General Obligation Refunding Bonds, Series 2002A                2,000,000      2,406,220
                                                                                                     ------------
                                                                                                        6,833,360
                                                                                                     ------------
Missouri (1.1%)
   The School District of St. Joseph, (St. Joseph, Missouri), General Obligation
      School Building Bonds, Series 2000, (Missouri Direct Deposit Program)              1,375,000      1,603,374
   Missouri Highways and Transportation Commission, State Road Bonds,
      Series A 2001                                                                      3,000,000      3,379,050
                                                                                                     ------------
                                                                                                        4,982,424
                                                                                                     ------------
Nebraska (4.1%)
   City of Lincoln, Nebraska, Water Revenue and Refunding Bonds, Series 1993             2,000,000      2,015,180
   Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1993
      Series B                                                                           1,500,000      1,594,470
   Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1992
      Series B (Escrowed to maturity)                                                    6,000,000      7,305,420
   Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 2002
      Series B                                                                           4,110,000      4,512,492
   Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 2002,
      Series B                                                                           2,500,000      2,844,650
                                                                                                     ------------
                                                                                                       18,272,212
                                                                                                     ------------
New Jersey (1.8%)
   State of New Jersey, General Obligation Bonds, Various Purpose                        7,000,000      8,235,010
                                                                                                     ------------
New York (0.5%)
   New York City, Municipal Water Finance Authority, Water and Sewer System
      Revenue Bonds, Fiscal 2003, Series D                                               2,000,000      2,214,960
                                                                                                     ------------
North Carolina (2.1%)
   County of Buncombe, North Carolina, Refunding Bonds, Series 1993                      1,600,000      1,648,816
   Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds,
      Series 1995B (Prerefunded to 6-1-2005 @ 102)                                       1,325,000      1,453,008
   Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds,
      Series 1995B (Prerefunded to 06-01-2005 @ 102)                                     1,665,000      1,829,119
   County of Wake, North Carolina, General Obligation School Bonds, Series 1997          4,000,000      4,431,760
                                                                                                     ------------
                                                                                                        9,362,703
                                                                                                     ------------

                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2003
                                   (Unaudited)

                                                                                                               Rating
                                                                                        Coupon    Maturity    (Moody's
                                                                                         rate       date       or S&P)
                                                                                        ------   ----------   --------
Long-term Municipal Bonds (Cont.)

North Dakota (0.5%)
   Fargo, North Dakota, Water Revenue of 1993 (Escrowed to Maturity)                    5.000%   01/01/2004      Aaa

Ohio (5.6%)
   Hilliard City School District, Ohio, General Obligation (Unlimited Tax) School
      Improvement Bonds, Series 2000                                                    5.300%   12/01/2010      Aa2
   State of Ohio, Higher Education Capital Facilities, General Obligation Bonds,
      Series 2000A                                                                      5.250%   02/01/2011      Aa1
   State of Ohio, Full Faith & Credit General Obligation Infrastructure Improvement
      Bonds, Series 1997 (Prerefunded to 8-1-2007 @ 101)                                5.350%   08/01/2012      Aa1
   Lakota Local School District, County of Butler, Ohio, General Obligation
      Unlimited Tax School Improvement and Refunding Bonds, Series 2001                 5.250%   12/01/2013      Aaa
   Mason City School District, Counties of Warren and Butler, Ohio, School
      Improvement Unlimited Tax General Obligation Bonds, Series 2001                   5.000%   12/01/2013      Aa2
   Delaware County, Ohio, General Obligation, Limited Tax, Sewer District
      Improvement Bonds, Series 1999                                                    4.900%   12/01/2015      Aaa
   City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003                    5.000%   12/01/2016      Aa2
   Ohio State University (A State University of Ohio) General Receipts Bonds,
      Series 2002 A                                                                     5.250%   12/01/2016      Aa2



Oklahoma (0.9%)
   Oklahoma City, Oklahoma, General Obligation Refunding Bonds, Series 1993             5.300%   08/01/2005      Aa2
   City of Tulsa, Oklahoma, General Obligation Bonds, Series 1999 (Prerefunded
      5-1-2003 @ 100)                                                                   5.250%   12/01/2009      Aa2



Oregon (4.4%)
   Portland, Oregon, Sewer System Revenue Refunding Bonds, 1997 Series A                5.000%   06/01/2011      Aaa
   Washington and Clackamas Counties School District #23J (Tigard-Tualatin),
      Oregon, General Obligation Bonds, Series 1995 (Prerefunded to
      6-1-2006 @ 100)                                                                   5.550%   06/01/2011      Aa3
   Deschutes County, Oregon, Administrative School District Number 1 (Bend-La
      Pine) General Obligation Bonds, Series 2001A                                      5.500%   06/15/2014      Aaa
   Gresham-Barlow School District No. 10Jt, Multnomah and Clackamas Counties,
      Oregon, General Obligation Bonds, Series 2001                                     5.500%   06/15/2014      Aaa
   Newberg School District No. 29J, Yamhill, Clackamas and Washington Counties,
      Oregon, General Obligation Bonds, Series 2002                                     5.250%   06/15/2015      Aaa
   Reynolds School District 7, Multnomah County, Oregon, General Obligation
      Refunding Bonds Series 2000                                                       5.000%   06/15/2015      Aaa



Pennsylvania (0.5%)
   Commonwealth of Pennsylvania, General Obligation Bonds, First Series of 2001         5.000%   01/15/2013      Aa2

South Carolina (2.4%)
   Charleston County, South Carolina, General Obligation Bonds of 1994 (ULT)
      (Escrowed to maturity)                                                            5.400%   06/01/2005      Aa1
   State of South Carolina, General Obligation State Highway Bonds, Series 1995         5.100%   08/01/2008      Aaa
   State of South Carolina, General Obligation State Highway Bonds, Series 1995         5.250%   08/01/2009      Aaa

                                                                                         Principal
                                                                                          amount         Value
                                                                                        ----------   ------------
Long-term Municipal Bonds (Cont.)

North Dakota (0.5%)
   Fargo, North Dakota, Water Revenue of 1993 (Escrowed to Maturity)                    $2,000,000   $  2,045,740
                                                                                                     ------------
Ohio (5.6%)
   Hilliard City School District, Ohio, General Obligation (Unlimited Tax) School
      Improvement Bonds, Series 2000                                                     2,000,000      2,342,140
   State of Ohio, Higher Education Capital Facilities, General Obligation Bonds,
      Series 2000A                                                                       2,000,000      2,289,260
   State of Ohio, Full Faith & Credit General Obligation Infrastructure Improvement
      Bonds, Series 1997 (Prerefunded to 8-1-2007 @ 101)                                 5,000,000      5,754,350
   Lakota Local School District, County of Butler, Ohio, General Obligation
      Unlimited Tax School Improvement and Refunding Bonds, Series 2001                  2,780,000      3,173,481
   Mason City School District, Counties of Warren and Butler, Ohio, School
      Improvement Unlimited Tax General Obligation Bonds, Series 2001                    2,000,000      2,247,500
   Delaware County, Ohio, General Obligation, Limited Tax, Sewer District
      Improvement Bonds, Series 1999                                                     1,970,000      2,155,397
   City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003                     1,140,000      1,257,716
   Ohio State University (A State University of Ohio) General Receipts Bonds,
      Series 2002 A                                                                      5,095,000      5,830,005
                                                                                                     ------------
                                                                                                       25,049,849
                                                                                                     ------------
Oklahoma (0.9%)
   Oklahoma City, Oklahoma, General Obligation Refunding Bonds, Series 1993              2,000,000      2,172,360
   City of Tulsa, Oklahoma, General Obligation Bonds, Series 1999 (Prerefunded
      5-1-2003 @ 100)                                                                    1,680,000      1,960,829
                                                                                                     ------------
                                                                                                        4,133,189
                                                                                                     ------------
Oregon (4.4%)
   Portland, Oregon, Sewer System Revenue Refunding Bonds, 1997 Series A                 4,000,000      4,384,040
   Washington and Clackamas Counties School District #23J (Tigard-Tualatin),
      Oregon, General Obligation Bonds, Series 1995 (Prerefunded to
      6-1-2006 @ 100)                                                                    2,000,000      2,244,220
   Deschutes County, Oregon, Administrative School District Number 1 (Bend-La
      Pine) General Obligation Bonds, Series 2001A                                       3,500,000      4,072,460
   Gresham-Barlow School District No. 10Jt, Multnomah and Clackamas Counties,
      Oregon, General Obligation Bonds, Series 2001                                      1,980,000      2,297,750
   Newberg School District No. 29J, Yamhill, Clackamas and Washington Counties,
      Oregon, General Obligation Bonds, Series 2002                                      3,640,000      4,191,970
   Reynolds School District 7, Multnomah County, Oregon, General Obligation
      Refunding Bonds Series 2000                                                        2,135,000      2,483,368
                                                                                                     ------------
                                                                                                       19,673,808
                                                                                                     ------------
Pennsylvania (0.5%)
   Commonwealth of Pennsylvania, General Obligation Bonds, First Series of 2001          2,000,000      2,260,500
                                                                                                     ------------
South Carolina (2.4%)
   Charleston County, South Carolina, General Obligation Bonds of 1994 (ULT)
      (Escrowed to maturity)                                                             1,625,000      1,762,946
   State of South Carolina, General Obligation State Highway Bonds, Series 1995          1,700,000      1,874,335
   State of South Carolina, General Obligation State Highway Bonds, Series 1995          1,700,000      1,875,882

                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2003
                                   (Unaudited)

                                                                                                               Rating
                                                                                        Coupon    Maturity    (Moody's
                                                                                         rate       date       or S&P)
                                                                                        ------   ----------   --------
Long-term Municipal Bonds (Cont.)

South Carolina (Cont.)
   City of Columbia, South Carolina, Waterworks and Sewer System Revenue
      Bonds, Series 1999                                                                5.500%   02/01/2010      Aa2
   School District Number 1 of Richland County, South Carolina, General Obligation
      Bonds, Series 1999                                                                5.500%   03/01/2010      Aa1



South Dakota (1.1%)
   South Dakota, Housing Development Authority Homeownership Mortgage Bonds,
      2001 Series D and 2001 Series E                                                   5.000%   05/01/2014      Aa1

Tennessee (4.5%)
   Nashville & Davidson County, Tennessee, Water and Sewer Revenue Refunding
      Bonds, Series 1993                                                                4.900%   01/01/2004      Aaa
   Nashville & Davidson County, Tennessee, General Obligation Refunding Bonds
      of 1993                                                                           5.000%   05/15/2005      Aa2
   Nashville & Davidson County, Tennessee, Water and Sewer Revenue Refunding
      Bonds, Series 1996                                                                5.250%   01/01/2008      Aaa
   Williamson County Tennessee, General Obligation Bonds Public Improvement
      Refunding Bonds, Series 2000                                                      5.000%   03/01/2012      Aa1
   Nashville & Davidson County, Tennessee, General Obligation Multi-Purpose
      Refunding Bonds, Series 2002                                                      5.000%   11/15/2013      Aa2
   Williamson County Tennessee, General Obligation Bonds Public Improvement
      Refunding Bonds, Series 2000                                                      5.000%   03/01/2014      Aa1



Texas (4.8%)
   Texas Public Finance Authority, State of Texas, General Obligation Refunding
      Bonds, Series 1992A                                                               5.700%   10/01/2003      Aa1
   Carrollton-Farmers Branch Independent School District (Dallas and Denton
      Counties, Texas) School Building Unlimited Tax Bonds, Series 1996
      (Prerefunded to 02-15-2006 @ 100)                                                 5.200%   02/15/2008      Aaa
   Carrollton-Farmers Branch Independent School District (Dallas County, Texas)
      School Building Unlimited Tax Bonds, Series 1999                                  5.375%   02/15/2008      Aaa
   State of Texas, Public Finance Authority, General Obligation Refunding Bonds,
      Series 1996B (Prerefunded to 10-01-2006 @ 100)                                    5.400%   10/01/2008      Aa1
   Carrollton-Farmers Branch Independent School District (Dallas County, Texas)
      School Building Unlimited Tax Bonds, Series 1999                                  5.500%   02/15/2009      Aaa
   Fort Worth Independent School District (Tarrant County, Texas), School Building
      Unlimited Tax Bonds, Series 2000                                                  5.500%   02/15/2010      Aaa
   City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New
      Series 2000A (Prerefunded to 2-01-2010 @ 100)                                     5.750%   02/01/2012      Aa1
   McKinney Independent School District (Collin County, Texas), School Building
      Unlimited Tax Bonds, Series 2000                                                  5.125%   02/15/2012      Aaa
   Round Rock Independent School District, Williamson and Travis Counties, Texas,
      Unlimited Tax School Building and Refunding Bonds, Series 1999                    4.750%   08/01/2015      Aaa



Utah (1.0%)
   Salt Lake County, Utah, General Obligation Jail Bonds, Series 1995 (Prerefunded
      to 12-15-2005 @ 100)                                                              5.000%   12/15/2007      Aaa

                                                                                         Principal
                                                                                          amount         Value
                                                                                        ----------   ------------
Long-term Municipal Bonds (Cont.)

South Carolina (Cont.)
   City of Columbia, South Carolina, Waterworks and Sewer System Revenue
      Bonds, Series 1999                                                                $2,675,000   $  3,123,437
   School District Number 1 of Richland County, South Carolina, General Obligation
      Bonds, Series 1999                                                                 1,800,000      2,106,414
                                                                                                     ------------
                                                                                                       10,743,014
                                                                                                     ------------
South Dakota (1.1%)
   South Dakota, Housing Development Authority Homeownership Mortgage Bonds,
      2001 Series D and 2001 Series E                                                    4,680,000      5,007,787
                                                                                                     ------------
Tennessee (4.5%)
   Nashville & Davidson County, Tennessee, Water and Sewer Revenue Refunding
      Bonds, Series 1993                                                                 1,500,000      1,533,270
   Nashville & Davidson County, Tennessee, General Obligation Refunding Bonds
      of 1993                                                                            1,800,000      1,933,056
   Nashville & Davidson County, Tennessee, Water and Sewer Revenue Refunding
      Bonds, Series 1996                                                                 4,500,000      5,103,225
   Williamson County Tennessee, General Obligation Bonds Public Improvement
      Refunding Bonds, Series 2000                                                       2,435,000      2,787,758
   Nashville & Davidson County, Tennessee, General Obligation Multi-Purpose
      Refunding Bonds, Series 2002                                                       5,200,000      5,846,620
   Williamson County Tennessee, General Obligation Bonds Public Improvement
      Refunding Bonds, Series 2000                                                       2,705,000      3,101,337
                                                                                                     ------------
                                                                                                       20,305,266
                                                                                                     ------------
Texas (4.8%)
   Texas Public Finance Authority, State of Texas, General Obligation Refunding
      Bonds, Series 1992A                                                                2,000,000      2,030,320
   Carrollton-Farmers Branch Independent School District (Dallas and Denton
      Counties, Texas) School Building Unlimited Tax Bonds, Series 1996
      (Prerefunded to 02-15-2006 @ 100)                                                  2,355,000      2,592,996
   Carrollton-Farmers Branch Independent School District (Dallas County, Texas)
      School Building Unlimited Tax Bonds, Series 1999                                   1,000,000      1,139,190
   State of Texas, Public Finance Authority, General Obligation Refunding Bonds,
      Series 1996B (Prerefunded to 10-01-2006 @ 100)                                     3,000,000      3,386,370
   Carrollton-Farmers Branch Independent School District (Dallas County, Texas)
      School Building Unlimited Tax Bonds, Series 1999                                   2,455,000      2,844,903
   Fort Worth Independent School District (Tarrant County, Texas), School Building
      Unlimited Tax Bonds, Series 2000                                                   3,000,000      3,493,620
   City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New
      Series 2000A (Prerefunded to 2-01-2010 @ 100)                                      2,000,000      2,385,520
   McKinney Independent School District (Collin County, Texas), School Building
      Unlimited Tax Bonds, Series 2000                                                   2,115,000      2,377,662
   Round Rock Independent School District, Williamson and Travis Counties, Texas,
      Unlimited Tax School Building and Refunding Bonds, Series 1999                     1,250,000      1,345,038
                                                                                                     ------------
                                                                                                       21,595,619
                                                                                                     ------------
Utah (1.0%)
   Salt Lake County, Utah, General Obligation Jail Bonds, Series 1995 (Prerefunded
      to 12-15-2005 @ 100)                                                               2,780,000      3,047,631

                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2003
                                   (Unaudited)

                                                                                                               Rating
                                                                                        Coupon    Maturity    (Moody's
                                                                                         rate       date       or S&P)
                                                                                        ------   ----------   --------
Long-term Municipal Bonds (Cont.)

Utah (Cont.)
   City of Provo, Utah County, Utah, General Obligation Library Bonds, Series 1999      5.250%   03/01/2009      Aaa



Virginia (1.5%)
   Virginia Housing Development Authority, Commonwealth Mortgage Bonds                  5.350%   01/01/2013      Aa1
   Virginia Public School Authority, School Financing Bonds (1997 Resolution),
      Series 2001A                                                                      5.000%   08/01/2014      Aa1
   Virginia Public School Authority, School Financing Bonds, (1997 Resolution)
      Series 1999A                                                                      5.000%   08/01/2016      Aaa



Washington (4.1%)
   Washington Public Power Supply System Nuclear Project No. 3, Refunding
      Revenue Bonds, Series 1993C                                                       4.800%   07/01/2003      Aa1
   Federal Way School District No. 210, King County, Washington, Unlimited Tax
      General Obligation and Refunding Bonds, Series 1993                               5.250%   12/01/2003      Aaa
   Lakewood School District No. 306, Snohomish County, Washington, Unlimited
      Tax General Obligation Bonds, 2000                                                5.550%   12/01/2010      Aa1
   State of Washington, General Obligation Bonds, Series 1993A                          5.750%   10/01/2012      Aa1
   State of Washington, General Obligation Bonds, Series 1993A (Escrowed to
      Maturity)                                                                         5.750%   10/01/2012      Aa1
   City of Vancouver, Washington, Water and Sewer Revenue Refunding
      Bonds, 1998                                                                       4.600%   06/01/2013      Aaa
   Seattle, Washington, Water System Revenue 1998                                       5.000%   10/01/2013      Aa2
   City of Vancouver, Washington, Water and Sewer Revenue Refunding
      Bonds, 1998                                                                       4.650%   06/01/2014      Aaa



West Virginia (0.6%)
   State of West Virginia, State Road General Obligation Bonds, Series 1998             5.000%   06/01/2013      Aaa

Wisconsin (3.4%)
   State of Wisconsin, General Obligation Refunding Bonds of 1993, Series 1             5.300%   11/01/2003      Aa3
   State of Wisconsin, General Obligation Bonds of 1995, Series A (Prerefunded to
      5-1-2005 @ 100)                                                                   6.000%   05/01/2008      Aaa
   State of Wisconsin, General Obligation Refunding Bonds of 1993, Series 2             5.125%   11/01/2010      Aa3
   Dane County, Wisconsin, General Obligation Refunding Bonds, Series 1998B             4.800%   03/01/2012      Aaa
   Dane County, Wisconsin, General Obligation Refunding Bonds, Series 1998B             4.800%   03/01/2013      Aaa
   City of Appleton, Outagamie, Winnebago, and Calumet Counties, Wisconsin,
      Water System Revenue Refunding Bonds, Series 2001                                 5.375%   01/01/2016      Aaa



Wyoming (0.4%)
   Natrona County, Wyoming, School District No. 1 General Obligation Bonds,
      Series 1994 (Prerefunded to 7-1-2004 @ 100)                                       5.450%   07/01/2006      Aaa

Total Long-term Municipal Bonds
   (cost $397,697,839)


                                                                                         Principal
                                                                                          amount         Value
                                                                                        ----------   ------------
Long-term Municipal Bonds (Cont.)

Utah (Cont.)
   City of Provo, Utah County, Utah, General Obligation Library Bonds, Series 1999      $1,300,000   $  1,489,176
                                                                                                     ------------
                                                                                                        4,536,807
                                                                                                     ------------
Virginia (1.5%)
   Virginia Housing Development Authority, Commonwealth Mortgage Bonds                   2,885,000      3,122,839
   Virginia Public School Authority, School Financing Bonds (1997 Resolution),
      Series 2001A                                                                       2,000,000      2,269,540
   Virginia Public School Authority, School Financing Bonds, (1997 Resolution)
      Series 1999A                                                                       1,350,000      1,478,331
                                                                                                     ------------
                                                                                                        6,870,710
                                                                                                     ------------
Washington (4.1%)
   Washington Public Power Supply System Nuclear Project No. 3, Refunding
      Revenue Bonds, Series 1993C                                                        2,000,000      2,005,660
   Federal Way School District No. 210, King County, Washington, Unlimited Tax
      General Obligation and Refunding Bonds, Series 1993                                2,520,000      2,572,643
   Lakewood School District No. 306, Snohomish County, Washington, Unlimited
      Tax General Obligation Bonds, 2000                                                 2,035,000      2,406,774
   State of Washington, General Obligation Bonds, Series 1993A                           4,435,000      5,366,705
   State of Washington, General Obligation Bonds, Series 1993A (Escrowed to
      Maturity)                                                                          65,000            77,433
   City of Vancouver, Washington, Water and Sewer Revenue Refunding
      Bonds, 1998                                                                        1,000,000      1,062,860
   Seattle, Washington, Water System Revenue 1998                                        2,495,000      2,786,142
   City of Vancouver, Washington, Water and Sewer Revenue Refunding
      Bonds, 1998                                                                        2,055,000      2,177,190
                                                                                                     ------------
                                                                                                       18,455,407
                                                                                                     ------------
West Virginia (0.6%)
   State of West Virginia, State Road General Obligation Bonds, Series 1998              2,540,000      2,802,560
                                                                                                     ------------
Wisconsin (3.4%)
   State of Wisconsin, General Obligation Refunding Bonds of 1993, Series 1              2,000,000      2,034,360
   State of Wisconsin, General Obligation Bonds of 1995, Series A (Prerefunded to
      5-1-2005 @ 100)                                                                    2,000,000      2,185,340
   State of Wisconsin, General Obligation Refunding Bonds of 1993, Series 2              2,500,000      2,883,250
   Dane County, Wisconsin, General Obligation Refunding Bonds, Series 1998B              2,180,000      2,358,150
   Dane County, Wisconsin, General Obligation Refunding Bonds, Series 1998B              2,220,000      2,393,537
   City of Appleton, Outagamie, Winnebago, and Calumet Counties, Wisconsin,
      Water System Revenue Refunding Bonds, Series 2001                                  2,985,000      3,380,871
                                                                                                     ------------
                                                                                                       15,235,508
                                                                                                     ------------
Wyoming (0.4%)
   Natrona County, Wyoming, School District No. 1 General Obligation Bonds,
      Series 1994 (Prerefunded to 7-1-2004 @ 100)                                        1,600,000      1,675,920
                                                                                                     ------------
Total Long-term Municipal Bonds
   (cost $397,697,839)                                                                                439,132,510
                                                                                                     ------------

                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2003
                                   (Unaudited)

                                                                                                               Rating
                                                                                        Coupon    Maturity    (Moody's
                                                                                         rate       date       or S&P)
                                                                                        ------   ----------   --------
Short-term Municipal Bonds (0.4%)

Colorado (0.4%)
   Platte River Power Authority, Colorado, Electric Revenue, Series S1(a)               1.200%   06/01/2018      Aa3

Total Short-term Municipal Bonds
   (cost $2,000,000)






Short-term Investments (1.9%)
   JP Morgan Vista Treasury Plus Money Market Fund

Total Short-term Investments
   (cost $8,314,426)

TOTAL INVESTMENTS (100.2%)
   (cost $408,012,264)
LIABILITIES, NET OF OTHER ASSETS (-0.2%)



NET ASSETS (100.0%)

                                                                                         Principal
                                                                                          amount         Value
                                                                                        ----------   ------------
Short-term Municipal Bonds (0.4%)

Colorado (0.4%)
   Platte River Power Authority, Colorado, Electric Revenue, Series S1(a)               $2,000,000   $  2,000,000
                                                                                                     ------------
Total Short-term Municipal Bonds
   (cost $2,000,000)                                                                                    2,000,000
                                                                                                     ------------

                                                                                         Shares or
                                                                                         principal
                                                                                          amount         Value
                                                                                        ----------   ------------
Short-term Investments (1.9%)
   JP Morgan Vista Treasury Plus Money Market Fund                                       8,314,426   $  8,314,426
                                                                                        ----------   ------------
Total Short-term Investments
   (cost $8,314,426)                                                                                    8,314,426
                                                                                                     ------------
TOTAL INVESTMENTS (100.2%)
   (cost $408,012,264)                                                                                449,446,936
LIABILITIES, NET OF OTHER ASSETS (-0.2%)                                                                 (673,237)
                                                                                                     ------------
                                                                                                     $448,773,699
                                                                                                     ============
NET ASSETS (100.0%)

(a) Variable Rate Demand Note. Rate resets weekly. Rate shown reflects the rate in effect at the end of the period.

Long-term Municipal Bonds consisted of 14.9% Advanced Refund Bonds, 64.54% General Obligation Bonds and 20.56% Municipal Revenue Bonds.

                 See accompanying notes to financial statements.

                     (This page intentionally left blank.)

                       STATE FARM ASSOCIATES' FUNDS TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  May 31, 2003
                                   (Unaudited)

                                                                                                                    Municipal Bond
                                                                     Growth Fund     Balanced Fund   Interim Fund        Fund
                                                                    --------------   -------------   ------------   --------------
Assets

   Investments in securities

      At identified cost                                            $1,319,309,052    587,879,700     259,056,524     408,012,264
                                                                    ==============    ===========     ===========     ===========
      At value                                                      $2,258,898,353    853,815,669     272,915,609     449,446,936
   Receivable for:
      Dividends and interest                                             5,165,193      5,378,405       2,056,168       6,568,769
      Shares of the Fund sold                                            3,926,483      1,172,913         472,006         348,447
   Prepaid expenses                                                         17,490          7,481           2,487           4,260
                                                                    --------------    -----------     -----------     -----------
      Total assets                                                   2,268,007,519    860,374,468     275,446,270     456,368,412
                                                                    --------------    -----------     -----------     -----------

Liabilities and Net Assets
   Distributions to shareowners                                                 --             --       1,517,400       3,156,311
   Payable for:
      Shares of the Fund redeemed                                          518,098        316,659         145,015         182,281
      Securites purchased                                                       --             --              --       4,088,340
      Manager                                                              632,600        270,745          98,287         149,762
   Accrued liabilities                                                      29,361         22,543          14,793          18,019
                                                                    --------------    -----------     -----------     -----------
      Total liabilities                                                  1,180,059        609,947       1,775,495       7,594,713
                                                                    --------------    -----------     -----------     -----------
   Net assets applicable to shares outstanding of common stock      $2,266,827,460    859,764,521     273,670,775     448,773,699
                                                                    --------------    -----------     -----------     -----------
   Fund shares outstanding                                              58,005,603     19,252,827      26,629,992      49,920,714
   Net asset value, offering price and redemption price per share   $        39.08          44.66           10.28            8.99
                                                                    ==============    ===========     ===========     ===========

Analysis of Net Assets
   Paid in capital                                                  $1,346,364,945    578,835,520     268,696,030     407,069,825
   Accumulated net realized gain (loss)                                (44,646,503)    (6,400,123)     (8,884,340)        269,202
   Net unrealized appreciation                                         939,589,301    265,935,969      13,859,085      41,434,672
   Undistributed net investment income                                  25,519,717     21,393,155              --              --
                                                                    --------------    -----------     -----------     -----------
   Net assets applicable to shares outstanding                      $2,266,827,460    859,764,521     273,670,775     448,773,699
                                                                    ==============    ===========     ===========     ===========

                 See accompanying notes to financial statements.

                       STATE FARM ASSOCIATES' FUNDS TRUST
                            STATEMENTS OF OPERATIONS
                          Six months ended May 31, 2003
                                   (Unaudited)

                                                                                                                 Municipal Bond
                                                                    Growth Fund   Balanced Fund   Interim Fund       Fund
                                                                    -----------   -------------   ------------   --------------
Investment Income:
   Dividends                                                        $21,286,105     5,236,376              --              --
   Interest                                                             129,588     8,946,551       4,848,022          29,981
   Tax-exempt interest                                                       --            --              --       9,848,325
                                                                    -----------    ----------       ---------      ----------
                                                                     21,415,693    14,182,927       4,848,022       9,878,306
   Less: foreign withholding taxes                                      359,940       102,954              --              --
                                                                    -----------    ----------       ---------      ----------
      Total investment income                                        21,055,753    14,079,973       4,848,022       9,878,306

Expenses:
   Investment advisory and management fees                            1,120,985       473,733         166,519         252,527
   Reports to shareowners                                                40,954        18,251           7,714           6,565
   Professional fees                                                     37,873        27,739          11,876          22,088
   Trustees' fees                                                        33,424        13,090           4,140           7,303
   ICI dues                                                              19,454         7,046           2,259           4,056
   Registration fees                                                     14,441        11,674          17,007           9,859
   Custodian fees                                                         3,976         2,359             832           1,338
   Security evaluation fees                                               1,282         4,961             790          20,755
   Fidelity bond expense                                                    450           101              --              17
                                                                    -----------    ----------       ---------      ----------
      Total expenses                                                  1,272,839       558,954         211,137         324,508
                                                                    -----------    ----------       ---------      ----------
Net investment income                                                19,782,914    13,521,019       4,636,885       9,553,798

Realized and unrealized gain (loss):
   Net realized gain (loss) on sales of investments                      55,421        38,665              --         269,202
   Change in net unrealized appreciation on investments               9,685,206    18,251,346       5,121,349      17,519,473
                                                                    -----------    ----------       ---------      ----------
Net realized and unrealized gain on investments                       9,740,627    18,290,011       5,121,349      17,788,675
                                                                    -----------    ----------       ---------      ----------
Net change in net assets resulting from operations                  $29,523,541    31,811,030       9,758,234      27,342,473
                                                                    ===========    ==========       =========      ==========

                 See accompanying notes to financial statements.

                       STATE FARM ASSOCIATES' FUNDS TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                     Growth Fund
Six months ended May 31, 2003 (Unaudited)                  ------------------------------
and the Year ended November 30, 2002                            2003             2002
----------------------------------------                   --------------   -------------
From operations:
   Net investment income                                   $   19,782,914      35,556,763
   Net realized gain (loss)                                        55,421     (44,701,924)
   Change in net unrealized appreciation or depreciation        9,685,206    (268,550,825)
                                                           --------------   -------------
Net change in net assets resulting from operations             29,523,541    (277,695,986)

Undistributed net investment income included in
   price of shares issued and redeemed                            160,249         (24,452)

Distributions to shareowners from and in excess of:
   Net investment income                                      (19,156,619)    (34,293,836)
   Net realized gain                                                   --     (24,631,086)
                                                           --------------   -------------
Total distributions to shareowners                            (19,156,619)    (58,924,922)

From Fund share transactions:
   Proceeds from shares sold                                  123,877,322     240,178,032
   Reinvestment of distributions                               18,384,888      56,719,873
                                                           --------------   -------------
                                                              142,262,210     296,897,905
   Less payments for shares redeemed                          113,706,048     269,297,332
                                                           --------------   -------------
                                                               28,556,162      27,600,573
                                                           --------------   -------------
Net increase in net assets from Fund share transactions        39,083,333    (309,044,787)
                                                           --------------   -------------
Total increase (decrease) in net assets

Net assets:
   Beginning of period                                      2,227,744,127   2,536,788,914
                                                           --------------   -------------
   End of period*                                          $2,266,827,460   2,227,744,127
                                                           ==============   =============
*Including undistributed net investment income                 25,519,717      24,733,173
                                                           ==============   =============

Share Information
   Sold                                                         3,394,909       5,886,463
   Issued in reinvestment of distributions                        495,016       1,332,160
   Redeemed                                                    (3,150,923)     (6,872,811)
                                                           --------------   -------------
Net increase (decrease)                                           739,002         345,812
                                                           ==============   =============

                 See accompanying notes to financial statements.

                                                                 Balanced Fund                Interim Fund
Six months ended May 31, 2003 (Unaudited)                  -------------------------   -------------------------
and the Year ended November 30, 2002                          2003           2002         2003           2002
----------------------------------------                   -----------   -----------   -----------   -----------
From operations:
   Net investment income                                    13,521,019    26,876,667     4,636,885     8,130,297
   Net realized gain (loss)                                     38,665    (5,130,260)           --        30,762
   Change in net unrealized appreciation or depreciation    18,251,346   (66,161,491)    5,121,349     3,200,947
                                                           -----------   -----------   -----------   -----------
Net change in net assets resulting from operations          31,811,030   (44,415,084)    9,758,234    11,362,006

Undistributed net investment income included in
   price of shares issued and redeemed                         152,763       (48,955)           --            --

Distributions to shareowners from and in excess of:
   Net investment income                                   (13,730,831)  (27,363,132)   (4,636,885)   (8,130,297)
   Net realized gain                                                --      (507,022)           --            --
                                                           -----------   -----------   -----------   -----------
Total distributions to shareowners                         (13,730,831)  (27,870,154)   (4,636,885)   (8,130,297)

From Fund share transactions:
   Proceeds from shares sold                                52,323,301    89,171,860    69,869,761   142,983,853
   Reinvestment of distributions                            13,123,712    26,632,543     4,374,220     7,595,335
                                                           -----------   -----------   -----------   -----------
                                                            65,447,013   115,804,403    74,243,981   150,579,188
   Less payments for shares redeemed                        48,652,502   106,547,446    48,988,039    83,313,448
                                                           -----------   -----------   -----------   -----------
Net increase in net assets from Fund share transactions     16,794,511     9,256,957    25,255,942    67,265,740
                                                           -----------   -----------   -----------   -----------
Total increase (decrease) in net assets                     35,027,473   (63,077,236)   30,377,291    70,497,449
                                                           -----------   -----------   -----------   -----------

Net assets:
   Beginning of period                                     824,737,048   887,814,284   243,293,484   172,796,035
                                                           -----------   -----------   -----------   -----------
   End of period*                                          859,764,521   824,737,048   273,670,775   243,293,484
                                                           ===========   ===========   ===========   ===========
*Including undistributed net investment income              21,393,154    21,450,203            --            --
                                                           ===========   ===========   ===========   ===========

Share Information
   Sold                                                      1,249,545     2,022,244     6,866,910    14,322,124
   Issued in reinvestment of distributions                     311,062       592,145       428,844       765,893
   Redeemed                                                 (1,168,204)   (2,459,694)   (4,816,713)   (8,382,730)
                                                           -----------   -----------   -----------   -----------
Net increase (decrease)                                        392,403       154,695     2,479,041     6,705,287
                                                           ===========   ===========   ===========   ===========

                                                              Municipal Bond Fund
Six months ended May 31, 2003 (Unaudited)                  -------------------------
and the Year ended November 30, 2002                           2003         2002
----------------------------------------                   -----------   -----------
From operations:
   Net investment income                                     9,553,798    18,835,691
   Net realized gain (loss)                                    269,202       397,954
   Change in net unrealized appreciation or depreciation    17,519,473     5,480,862
                                                           -----------   -----------
Net change in net assets resulting from operations          27,342,473    24,714,507

Undistributed net investment income included in
   price of shares issued and redeemed                              --            --

Distributions to shareowners from and in excess of:
   Net investment income                                    (9,553,798)  (18,835,691)
   Net realized gain                                          (376,934)           --
                                                           -----------   -----------
Total distributions to shareowners                          (9,930,732)  (18,835,691)

From Fund share transactions:
   Proceeds from shares sold                                23,634,002    37,064,687
   Reinvestment of distributions                             7,473,863    13,978,215
                                                           -----------   -----------
                                                            31,107,865    51,042,902
   Less payments for shares redeemed                        17,477,250    27,027,911
                                                           -----------   -----------
Net increase in net assets from Fund share transactions     13,630,615    24,014,991
                                                           -----------   -----------
Total increase (decrease) in net assets                     31,042,356    29,893,807
                                                           -----------   -----------

Net assets:
   Beginning of period                                     417,731,343   387,837,536
                                                           -----------   -----------
   End of period*                                          448,773,699   417,731,343
                                                           ===========   ===========
*Including undistributed net investment income                      --            --
                                                           ===========   ===========

Share Information
   Sold                                                      3,136,999     4,303,461
   Issued in reinvestment of distributions                     405,860     1,630,161
   Redeemed                                                 (1,989,724)   (3,142,989)
                                                           -----------   -----------
Net increase (decrease)                                      1,553,135     2,790,633
                                                           ===========   ===========

                 See accompanying notes to financial statements.

                       STATE FARM ASSOCIATES' FUNDS TRUST

                          NOTES TO FINANCIAL STATEMENTS

1. Objective

The State Farm Associates' Funds Trust has four separate investment portfolios (the "Funds"). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks.

The investment objective of the Growth Fund is long-term growth of capital which may be supplemented by income. The Fund seeks to achieve this objective by investing at least 80% of its assets in common stocks and other income producing equity securities.

The investment objective of the Balanced Fund is to seek long-term growth of principal while providing some current income. The Fund seeks to achieve its objective by investing approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Fund invests in bonds and preferred stocks to provide relative stability of principal and income.

The investment objective of the Interim Fund is the realization over a period of years of the highest yield consistent with relatively low price volatility. The Fund seeks to achieve its investment objective through investment in high quality debt securities with primarily short-term (six or seven years) and intermediate-term (up to fifteen years) maturities.

The investment objective of the Municipal Bond Fund is to seek as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Fund seeks to achieve its investment objective through investment primarily in a diversified selection of Municipal Bonds with maturities of one to seventeen years.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

2. Significant accounting policies

Securities valuation

Investments are stated at value. Stocks traded on domestic or foreign securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation on the exchange in which the security is traded most extensively or, if there are no reported sales on that day, at the last reported bid price for the day. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. Short-term debt securities, other than U.S. Treasury bills, are valued at amortized cost which approximates market value. Any securities not valued as described above are valued at fair value as determined in good faith by the Board of Trustees or their delegate.

Securities transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized. Realized gains and losses from security transactions are reported on an identified cost basis.

Securities purchased on a "when-issued" basis

The Municipal Bond Fund may purchase municipal bonds on a 'when-issued' basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. It is possible that the securities will never be issued and the commitment cancelled. At May 31, 2003, there were commitments of $4,088,340 for such securities, included in the investment portfolio.

Fund share valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. The net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Bloomington, Illinois time). The net asset value per share is computed by dividing the total value of a Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding.

Federal income taxes, dividends and distributions to shareowners

It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. Each Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.

                       STATE FARM ASSOCIATES' FUNDS TRUST

As of May 31, 2003, the Fund's aggregate security unrealized gains and losses based on cost for federal income tax purposes were as follows:

================================================================================
                                                       Growth         Balanced
                                                        Fund            Fund
                                                   --------------   ------------
Cost of Investments
   for Fedeal Tax Purposes                         $1,319,309,052   590,124,087

Gross Unrealized Appreciation                       1,045,700,992   286,839,931

Gross Unrealized (Depreciation)                      (106,111,691)  (23,148,349)

Net Unrealized Appreciation
   (Depreciation)                                     939,589,301   263,691,582
================================================================================

================================================================================
                                                      Interim     Municipal Bond
                                                       Fund            Fund
                                                   ------------   --------------
Cost of Investments
   for Fedeal Tax Purposes                         $260,631,743     408,012,264

Gross Unrealized Appreciation                        12,464,562      41,434,672

Gross Unrealized (Depreciation)                        (180,696)             --

Net Unrealized Appreciation
   Depreciation)                                     12,283,866      41,434,672
================================================================================

The Interim Fund and Municipal Bond Fund declare dividends daily equal to each Fund's respective net investment income, and distributions of such amounts are made at the end of each calendar quarter.

Net realized gains on sales of investments, if any, are distributed annually after the close of a Fund's fiscal year. Dividends and distributions payable to shareowners are recorded by the respective Fund on the ex-dividend date.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the respective Fund.

The tax character of distributions for all Funds (including distributions declared but not yet paid) were the same as the distributions reflected in the statement of changes in net assets.

On June 25, 2003 the Growth Fund declared an ordinary income dividend of $0.33 per share to shareowners of record on June 25, 2003 (reinvestment date June 26, 2003).

On June 25, 2003, the Balanced Fund declared an ordinary income dividend of $0.68 per share to shareowners of record on June 25, 2003 (reinvestment date June 26, 2003).

At November 30, 2002, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied, against future capital gains if any. If not applied the carryforwards will expire as follows:

================================================================================
Expiration                                      Growth      Balanced    Interim
   year                                          Fund         Fund        Fund
----------                                   -----------   ---------   ---------
  2003                                                --          --     321,293

  2004                                                --          --     363,957

  2005                                                --          --     922,190

  2006                                                --          --     994,996

  2007                                                --          --     884,533

  2008                                                --          --   3,819,121

  2009                                                --          --   1,179,218

  2010                                       $44,701,924   6,438,788     399,032
  ----                                       -----------   ---------   ---------
  Total:                                     $44,701,924   6,438,788   8,884,340
================================================================================

The Interim Fund had a capital loss carryover of $335,277 which expired in 2002 and was reclassified from accumulated net realized gain (loss) to paid in capital on the Statement of Assets and Liabilities.

The undistributed net investment income in accordance with federal tax regulations at November 30, 2002 for the Growth and Balanced Funds was $16,987,390 and $12,025,395 respectively. The difference between these amounts and the undistributed net investment income reported on the Statement of Assets and Liabilities primarly relates to the use of equalization.

The undistributed net investment income (including distributions declared but not yet paid) in accordance with federal tax regulations at November 30, 2002 for the Interim and Municipal Bond Funds was $1,501,507 and $3,178,571 respectively. The difference between these amounts and the undistributed net investment income reported on the Statement of Assets and Liabilities relates to distributions payable to shareowners at November 30, 2002.

                       STATE FARM ASSOCIATES' FUNDS TRUST

Equalization accounting

A portion of proceeds from sales and payments on redemptions of Fund shares is credited or charged to undistributed net investment income for the Growth Fund and Balanced Fund. As a result, undistributed net investment income per share is unaffected by sales or redemptions of shares.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with unrealized gains and losses on investment securities.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3. Transactions with affiliates

Each Fund has an investment advisory and management services agreement with State Farm Investment Management Corp. (Manager) pursuant to which each Fund pays the

Manager an annual fee (computed on a daily basis and paid quarterly) at the following rates:

================================================================================
Growth Fund             .20% of the first $100 million of average net assets
                        .15% of the next $100 million of average net assets
                        .10% of the average net assets in excess of $200 million

Balanced Fund           .20% of the first $100 million of average net assets
                        .15% of the next $100 million of average net assets
                        .10% of the average net assets in excess of $200 million

Interim Fund            .20% of the first $50 million of average net assets
                        .15% of the next $50 million of average net assets
                        .10% of the average net assets in excess of $100 million

Municipal Bond          .20% of the first $50 million of average net assets
   Fund                 .15% of the next $50 million of average net assets
                        .10% of the average net assets in excess of $100 million
================================================================================

The Funds do not pay any discount, commission or other compensation for transfer agent or underwriting services provided by the Manager.

Certain officers and/or trustees of the Trust are also officers and/or directors of the Manager. The Funds made no payments to their officers or trustees except for trustees' fees paid to or accrued for the Funds' independent trustees.

4. Investment transactions

Investment transactions (exclusive of short-term instruments) for each of the fiscal years were as follows:

================================================================================
                                                 Six months ended    Year ended
                                                   May 31, 2003     November 30,
                                                    (Unaudited)         2002
                                                 ----------------   ------------
Growth Fund

   Purchases                                        $        --      163,867,248

   Proceeds from sales                                  276,088      135,657,173

Balanced Fund

   Purchases                                         13,292,234       55,900,116

   Proceeds from sales                               15,132,232       48,401,755

Interim Fund

   Purchases                                         30,485,469       81,241,835

   Proceeds from sales                               16,000,000       17,036,797

Municipal Bond Fund

   Purchases                                         26,852,136       87,165,205

   Proceeds from sales                               18,450,861       56,629,931
================================================================================

                 STATE FARM ASSOCIATES' FUNDS TRUST GROWTH FUND

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

(For a share outstanding throughout each period)

                                                       Six months ended                 Year ended November 30,
                                                         May 31, 2003     -----------------------------------------------
                                                          (Unaudited)       2002      2001      2000      1999      1998
                                                       ----------------   -------   -------   -------   -------   -------
Net asset value, beginning of period                      $  38.90          44.57     50.52     51.96     44.65     39.48

Income from Investment Operations
   Net investment income (a)                                  0.34           0.61      0.60      0.65      0.62      0.61
   Net gain (loss) on investments (both realized and
      unrealized)                                             0.18          (5.25)    (5.79)    (1.21)     7.33      6.33
                                                          --------        -------   -------   -------   -------   -------
   Total from investment operations                           0.52          (4.64)    (5.19)    (0.56)     7.95      6.94
                                                          --------        -------   -------   -------   -------   -------
Less Distributions
   Net investment income                                     (0.34)         (0.60)    (0.61)    (0.65)    (0.59)    (0.64)
   Net realized gain                                            --          (0.43)    (0.15)    (0.23)    (0.05)    (1.13)
                                                          --------        -------   -------   -------   -------   -------
   Total distributions                                       (0.34)         (1.03)    (0.76)    (0.88)    (0.64)    (1.77)
                                                          --------        -------   -------   -------   -------   -------
Net asset value, end of period                            $  39.08          38.90     44.57     50.52     51.96     44.65
                                                          ========        =======   =======   =======   =======   =======
Total Return                                                  1.37%        (10.61)%  (10.41)%   (1.20)%   17.93%    18.17%

Ratios/Supplemental Data
Net assets, end of period (millions)                      $2,266.8        2,227.7   2,536.8   2,842.7   2,786.4   2,285.5

Average net asset ratios
   Expenses                                                   0.12%(b)       0.12%     0.13%     0.11%     0.12%     0.12%
   Net investment income                                      1.89%(b)       1.51%     1.29%     1.16%     1.27%     1.47%

Portfolio turnover rate                                          0%(b)          6%        5%        3%        2%        1%

(a) The per share data was calculated using the weighted average shares method in 2003, 2002 and 2001.
(b)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

                STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                       Six months ended            Year ended November 30,
                                                         May 31, 2003     ----------------------------------------
                                                          (Unaudited)      2002     2001     2000    1999    1998
                                                       ----------------   ------   ------   ------   -----   -----
Net asset value, beginning of period                       $43.73         $47.46    51.25    52.79   49.54   46.09

Income from Investment Operations
   Net investment income (a)                                 0.71           1.42     1.48     1.50    1.51    1.54
   Net gain (loss) on investments (both realized
      and unrealized)                                        0.95          (3.67)   (3.80)   (0.91)   3.23    4.14
                                                           ------         ------    -----    -----   -----   -----
   Total from investment operations                          1.66          (2.25)   (2.32)    0.59    4.74    5.68
                                                           ------         ------    -----    -----   -----   -----
Less Distributions
   Net investment income                                    (0.73)         (1.45)   (1.47)   (1.56)  (1.47)  (1.54)
   Net realized gain                                           --          (0.03)      --    (0.57)  (0.02)  (0.69)
                                                           ------         ------    -----    -----   -----   -----
   Total distributions                                      (0.73)         (1.48)   (1.47)   (2.13)  (1.49)  (2.23)
                                                           ------         ------    -----    -----   -----   -----
Net asset value, end of period                             $44.66          43.73    47.46    51.25   52.79   49.54
                                                           ======         ======    =====    =====   =====   =====
Total Return                                                 3.89%         (4.81)%  (4.63)%   0.97%   9.72%  12.72%

Ratios/Supplemental Data
Net assets, end of period (millions)                       $859.8          824.7    887.8    945.8   990.7   893.2

Average net asset ratios
   Expenses                                                  0.14%(b)       0.13%    0.14%    0.13%   0.13%   0.14%
   Net investment income                                     3.39%(b)       3.18%    3.05%    2.74%   2.96%   3.34%

Portfolio turnover rate                                         3%(b)          6%       9%       5%      5%      2%

(a) The per share data was calculated using the weighted average shares method in 2003, 2002 and 2001.
(b)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

                STATE FARM ASSOCIATES' FUNDS TRUST INTERIM FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                       Six months ended          Year ended November 30,
                                                          May 31, 2003    -------------------------------------
                                                          (Unaudited)      2002    2001    2000   1999    1998
                                                       ----------------   -----   -----   -----   -----   -----
Net asset value, beginning of period                       $10.07          9.90    9.55    9.47    9.98    9.85

Income from Investment Operations
   Net investment income                                     0.18          0.43    0.56    0.63    0.64    0.68
   Net gain (loss) on investments (both realized
      and unrealized)                                        0.21          0.17    0.35    0.08   (0.51)   0.13
                                                           ------         -----   -----   -----   -----   -----
   Total from investment operations                          0.39          0.60    0.91    0.71    0.13    0.81
                                                           ------         -----   -----   -----   -----   -----
Less Distributions
   Net investment income                                    (0.18)        (0.43)  (0.56)  (0.63)  (0.64)  (0.68)
                                                           ------         -----   -----   -----   -----   -----
   Total distributions                                      (0.18)        (0.43)  (0.56)  (0.63)  (0.64)  (0.68)
                                                           ------         -----   -----   -----   -----   -----
Net asset value, end of period                             $10.28         10.07    9.90    9.55    9.47    9.98
                                                           ======         =====   =====   =====   =====   =====
Total Return                                                 3.90%         6.18%   9.73%   7.70%   1.35%   8.31%

Ratios/Supplemental Data
Net assets, end of period (millions)                       $273.7         243.3   172.8   114.4   151.6   154.1

Average net asset ratios
   Expenses                                                  0.16%(a)      0.18%   0.20%   0.20%   0.20%   0.21%
   Net investment income                                     3.59%(a)      4.23%   5.67%   6.66%   6.63%   6.80%

Portfolio turnover rate                                        13%(a)         9%     17%     12%     12%     14%

(a)  Determined on an annualized basis.

                See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                       Six months ended           Year ended November 30,
                                                         May 31, 2003     -------------------------------------
                                                          (Unaudited)     2002     2001    2000    1999   1998
                                                       ----------------   -----   -----   -----   -----   -----
Net asset value, beginning of period                       $ 8.64          8.51    8.24    8.12    8.55    8.43

Income from Investment Operations
   Net investment income                                     0.19          0.40    0.41    0.42    0.43    0.45
   Net gain (loss) on investments (both realized
      and unrealized)                                        0.36          0.13    0.27    0.12   (0.43)   0.12
                                                           ------         -----   -----   -----   -----   -----
   Total from investment operations                          0.55          0.53    0.68    0.54      --    0.57
                                                           ------         -----   -----   -----   -----   -----
Less Distributions
   Net investment income                                    (0.19)        (0.40)  (0.41)  (0.42)  (0.43)  (0.45)
   Net realized gain                                        (0.01)           --      --      --      --      --
                                                           ------         -----   -----   -----   -----   -----
   Total distributions                                      (0.20)        (0.40)  (0.41)  (0.42)  (0.43)  (0.45)
                                                           ------         -----   -----   -----   -----   -----
Net asset value, end of period                             $ 8.99          8.64    8.51    8.24    8.12    8.55
                                                           ======         =====   =====   =====   =====   =====
Total Return                                                 6.33%         6.34%   8.39%   6.87%   0.04%   6.82%

Ratios/Supplemental Data
Net assets, end of period (millions)                       $448.8         417.7   387.8   352.5   358.6   363.1

Average net asset ratios
   Expenses                                                  0.15%(a)      0.14%   0.16%   0.15%   0.16%   0.15%
   Net investment income                                     4.44%(a)      4.65%   4.84%   5.23%   5.20%   5.29%

Portfolio turnover rate                                         9%(a)        14%      6%      7%     10%      6%

(a)  Determined on an annualized basis.

                See accompanying notes to financial statements.

                                                             -------------------
   State Farm Mutual Funds                                      U.S. POSTAGE
 Three State Farm Plaza, N-1                                        PAID
  Bloomington,IL 61791-0001                                      STATE FARM
FORWARDING SERVICE REQUESTED                                 INSURANCE COMPANIES
                                                             -------------------

                                                              PRESORTED STANDARD

                        [LOGO] State Farm Mutual Funds(R)

                   State Farm Mutual Funds(R)are not insurance
                          products and are offered by:
                         State Farm VP Management Corp.
               Underwriter and Distributor of Securities Products
                              One State Farm Plaza
                         Bloomington,Illinois 61710-0001

                         --------------------------------
                            Not
                           FDIC    .    No Bank Guarantee
                         Insured   .    May Lose Value
                         --------------------------------

190-4059.4-CH-2003  Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

          Not  applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c))) as of a date within 90 days of the filing date of this report (the "Evaluation Date"), and based on their evaluation as of the Evaluation Date, conclude that the registrant's disclosure controls and procedures are operating in an effective manner to ensure that material information relating to the registrant is made known to them by others on a timely basis.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2)in the exact form set forth below: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        State Farm Associates' Funds Trust


By (Signature and Title)*                        /s/ Edward B. Rust, Jr.
                                             -----------------------------------
                                                     Edward B. Rust, Jr.
                                                          President

Date July 30, 2003
     -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ Edward B. Rust, Jr.
                                             -----------------------------------
                                                     Edward B. Rust, Jr.
                                                          President

Date July 30, 2003
     -------------


By (Signature and Title)*                         /s/ Michael L. Tipsord
                                             -----------------------------------
                                                      Michael L. Tipsord
                                             Senior Vice President and Treasurer

Date July 30, 2003
     -------------

* Print the name and title of each signing officer under his or her signature